Quarterly Portfolios of Investments
HARBOR FUNDS
January 31, 2024

Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Disruptive Innovation Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Core Fund
Harbor International Growth Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund

Table of Contents

Portfolios of Investments
Harbor Capital Appreciation Fund	1
Harbor Convertible Securities Fund	3
Harbor Core Bond Fund	6
Harbor Core Plus Fund	13
Harbor Disruptive Innovation Fund	20
Harbor Diversified International All Cap Fund	22
Harbor International Fund	27
Harbor International Core Fund	32
Harbor International Growth Fund	39
Harbor International Small Cap Fund	41
Harbor Large Cap Value Fund	43
Harbor Mid Cap Fund	45
Harbor Mid Cap Value Fund	47
Harbor Small Cap Growth Fund	50
Harbor Small Cap Value Fund	52
Notes to Portfolios of Investments	54

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.5%
Shares		Value
AEROSPACE & DEFENSE—0.9%
1,164,799	Boeing Co. *	$245,819
AUTOMOBILES—2.5%
3,609,217	Tesla, Inc. *	675,970
BIOTECHNOLOGY—1.4%
859,665	Vertex Pharmaceuticals, Inc. *	372,562
BROADLINE RETAIL—9.8%
13,299,445	Amazon.com, Inc. *	2,064,074
328,271	MercadoLibre, Inc. (Brazil)*	561,938
		2,626,012
CAPITAL MARKETS—1.0%
372,037	Goldman Sachs Group, Inc.	142,866
315,877	Moody’s Corp.	123,836
		266,702
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.1%
828,150	Costco Wholesale Corp.	575,465
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.7%
1,219,089	Keysight Technologies, Inc. *	186,838
ENTERTAINMENT—2.4%
1,150,671	Netflix, Inc. *	649,105
FINANCIAL SERVICES—5.9%
1,722,127	Mastercard, Inc. Class A	773,631
2,924,708	Visa, Inc. Class A	799,206
		1,572,837
GROUND TRANSPORTATION—1.9%
7,646,775	Uber Technologies, Inc. *	499,105
HEALTH CARE EQUIPMENT & SUPPLIES—1.4%
1,023,669	Intuitive Surgical, Inc. *	387,172
HEALTH CARE PROVIDERS & SERVICES—1.6%
844,497	UnitedHealth Group, Inc.	432,163
HOTELS, RESTAURANTS & LEISURE—2.4%
1,253,527	Airbnb, Inc. Class A*	180,683
74,559	Chipotle Mexican Grill, Inc. *	179,595
1,195,347	Marriott International, Inc. Class A	286,561
		646,839
INTERACTIVE MEDIA & SERVICES—8.7%
4,482,556	Alphabet, Inc. Class A*	628,006
4,458,508	Alphabet, Inc. Class C*	632,216
2,780,083	Meta Platforms, Inc. Class A*	1,084,622
		2,344,844
IT SERVICES—2.2%
746,575	MongoDB, Inc. *	299,018
1,533,749	Snowflake, Inc. Class A*	300,063
		599,081
MEDIA—0.7%
2,703,410	Trade Desk, Inc. Class A*	184,994

COMMON STOCKS—Continued
Shares		Value
PERSONAL CARE PRODUCTS—0.9%
523,847	L’Oreal SA (France)	$250,689
PHARMACEUTICALS—6.8%
3,973,540	AstraZeneca PLC ADR (United Kingdom)[1]	264,797
1,529,307	Eli Lilly & Co.	987,336
5,045,546	Novo Nordisk AS ADR (Denmark)[1]	578,926
		1,831,059
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—16.6%
6,753,947	Advanced Micro Devices, Inc. *	1,132,569
1,661,153	ARM Holdings PLC ADR*,1	117,394
480,826	ASML Holding NV New York Registry Shares (Netherlands)	418,232
674,156	Broadcom, Inc.	795,504
954,634	Micron Technology, Inc.	81,860
3,101,489	NVIDIA Corp.	1,908,253
		4,453,812
SOFTWARE—17.6%
870,398	Adobe, Inc. *	537,715
1,202,035	Cadence Design Systems, Inc. *	346,739
1,100,215	Crowdstrike Holdings, Inc. Class A*	321,813
259,979	HubSpot, Inc. *	158,847
5,677,852	Microsoft Corp.	2,257,401
493,292	Palo Alto Networks, Inc. *	166,984
1,966,375	Salesforce, Inc. *	552,728
518,989	ServiceNow, Inc. *	397,234
		4,739,461
SPECIALIZED REITS—1.1%
1,433,560	American Tower Corp.	280,476
SPECIALTY RETAIL—3.4%
1,093,214	Home Depot, Inc.	385,861
257,906	O’Reilly Automotive, Inc. *	263,850
2,819,459	TJX Cos., Inc.	267,595
		917,306
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.3%
6,246,046	Apple, Inc.	1,151,771
TEXTILES, APPAREL & LUXURY GOODS—3.2%
733,462	Lululemon Athletica, Inc. *	332,860
381,508	LVMH Moet Hennessy Louis Vuitton SE (France)	317,437
2,106,025	NIKE, Inc. Class B	213,824
		864,121
TOTAL COMMON STOCKS (Cost $11,844,512)		26,754,203

PREFERRED STOCKS—0.4%

(Cost $101,187)
AUTOMOBILES—0.4%
1,251,342	Dr Ing hc F Porsche AG (Germany)[2]	106,242
TOTAL INVESTMENTS—99.9% (Cost $11,945,699)		26,860,445
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		22,681
TOTAL NET ASSETS—100%		$26,883,126

⬤
1

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
As of January 31, 2024, the investments in Dr. Ing. h.c.F. Porsche AG, L’Oreal SA, and LVMH Moet Hennessy Loius Vuitton SE (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security

Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2024, the aggregate value of these securities was $106,242 or less than 1% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Convertible Bonds—87.9%
Principal Amount		Value
Automobiles—1.5%
	Rivian Automotive, Inc.
$300	3.625%—10/15/2030[1]	$277
100	4.625%—03/15/2029[1]	107
		384
		384
Biotechnology—4.4%
	Bridgebio Pharma, Inc.
100	2.250%—02/01/2029	83
200	2.500%—03/15/2027	224
		307
100	Cytokinetics, Inc. 3.500%—07/01/2027	172
200	Guardant Health, Inc. 0.000%—11/15/2027[2]	138
200	Halozyme Therapeutics, Inc. 0.250%—03/01/2027	172
300	Ionis Pharmaceuticals, Inc. 0.000%—04/01/2026[2]	320
		1,109
Capital Markets—0.8%
200	New Mountain Finance Corp. 7.500%—10/15/2025	204
Commercial Services & Supplies—6.3%
400	Affirm Holdings, Inc. 0.000%—11/15/2026[2]	319
200	Alarm.com Holdings, Inc. 0.000%—01/15/2026[2]	178
300	Block, Inc. 0.250%—11/01/2027	246
200	Marathon Digital Holdings, Inc. 1.000%—12/01/2026	161
200	Sabre GLBL, Inc. 4.000%—04/15/2025	193
300	Shift4 Payments, Inc. 0.500%—08/01/2027	280
200	Tetra Tech, Inc. 2.250%—08/15/2028[1]	204
		1,581
Construction & Engineering—2.0%
200	Fluor Corp. 1.125%—08/15/2029[1]	212
200	Granite Construction, Inc. 2.750%—11/01/2024	287
		499
Diversified REITs—3.5%
100	GEO Corrections Holdings, Inc. 6.500%—02/23/2026	142
100	Uniti Group, Inc. 7.500%—12/01/2027[1]	94
300	Ventas Realty LP 3.750%—06/01/2026[1]	309
300	Welltower OP LLC 2.750%—05/15/2028[1]	325
		870

Convertible Bonds—Continued
Principal Amount		Value
Electric Utilities—2.9%
$300	CMS Energy Corp. 3.375%—05/01/2028[1]	$296
100	NRG Energy, Inc. 2.750%—06/01/2048	132
100	Ormat Technologies, Inc. 2.500%—07/15/2027	96
100	PPL Capital Funding, Inc. 2.875%—03/15/2028[1]	96
100	Southern Co. 3.875%—12/15/2025[1]	100
		720
Electronic Equipment, Instruments & Components—4.3%
300	Itron, Inc. 0.000%—03/15/2026[2]	276
100	Lumentum Holdings, Inc. 0.500%—12/15/2026	91
200	PAR Technology Corp. 1.500%—10/15/2027	183
100	Rapid7, Inc. 1.250%—03/15/2029[1]	109
100	Seagate HDD Cayman 3.500%—06/01/2028[1]	121
100	Varonis Systems, Inc. 1.250%—08/15/2025	152
100	Western Digital Corp. 3.000%—11/15/2028[1]	130
		1,062
Energy Equipment & Services—0.4%
200	Sunnova Energy International, Inc. 2.625%—02/15/2028	104
Entertainment—1.4%
400	DraftKings Holdings, Inc. 0.000%—03/15/2028[2]	338
Equity Real Estate Investment Trusts (REITs)—0.9%
100	HAT Holdings I LLC/HAT Holdings II LLC 3.750%—08/15/2028[1]	108
100	Starwood Property Trust, Inc. 6.750%—07/15/2027	107
		215
Financial Services—3.2%
400	Coinbase Global, Inc. 0.500%—06/01/2026	348
200	EZCORP, Inc. 3.750%—12/15/2029[1]	201
300	SoFi Technologies, Inc. 0.000%—10/15/2026[1,2]	251
		800
Food Products—0.4%
100	Post Holdings, Inc. 2.500%—08/15/2027	104
Health Care Providers & Services—3.9%
100	Alphatec Holdings, Inc. 0.750%—08/01/2026	110
300	CONMED Corp. 2.250%—06/15/2027	286

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
Health Care Providers & Services—Continued
$200	Exact Sciences Corp. 0.375%—03/15/2027	$186
300	Haemonetics Corp. 0.000%—03/01/2026[2]	268
100	Merit Medical Systems, Inc. 3.000%—02/01/2029[1]	113
		963
Hotels, Restaurants & Leisure—2.7%
100	Carnival Corp. 5.750%—12/01/2027	152
200	Cheesecake Factory, Inc. 0.375%—06/15/2026	173
100	Cracker Barrel Old Country Store, Inc. 0.625%—06/15/2026	87
300	Shake Shack, Inc. 0.000%—03/01/2028[2]	249
		661
Interactive Media & Services—2.7%
100	fuboTV, Inc. 3.250%—02/15/2026	76
500	Snap, Inc. 0.125%—03/01/2028	398
100	Uber Technologies, Inc. 0.875%—12/01/2028[1]	112
100	Upwork, Inc. 0.250%—08/15/2026	85
		671
Internet & Catalog Retail—9.2%
500	Airbnb, Inc. 0.000%—03/15/2026[2]	455
100	Booking Holdings, Inc. 0.750%—05/01/2025	188
	Okta, Inc.
300	0.125%—09/01/2025	277
200	0.375%—06/15/2026	179
		456
200	Palo Alto Networks, Inc. 0.375%—06/01/2025	681
300	Snap, Inc. 0.000%—05/01/2027[2]	242
200	Wayfair, Inc. 3.500%—11/15/2028[1]	268
		2,290
Leisure Products—5.0%
100	Carnival Corp. 5.750%—10/01/2024	172
300	Liberty TripAdvisor Holdings, Inc. 0.500%—06/30/2051[1]	273
300	NCL Corp. Ltd. 2.500%—02/15/2027	276
200	Royal Caribbean Cruises Ltd. 6.000%—08/15/2025	523
		1,244
Machinery—0.9%
100	Axon Enterprise, Inc. 0.500%—12/15/2027	123

Convertible Bonds—Continued
Principal Amount		Value
Machinery—Continued
$100	John Bean Technologies Corp. 0.250%—05/15/2026	$91
		214
Media—4.0%
500	DISH Network Corp. 0.000%—12/15/2025[2]	358
100	Liberty Broadband Corp. 3.125%—03/31/2053[1]	99
300	Liberty Media Corp. 2.375%—09/30/2053[1]	317
200	Liberty Media Corp.-Liberty Formula One 2.250%—08/15/2027	212
		986
Metals & Mining—2.5%
100	ATI, Inc. 3.500%—06/15/2025	267
100	U.S. Steel Corp. 5.000%—11/01/2026	352
		619
Oil, Gas & Consumable Fuels—1.2%
100	Northern Oil & Gas, Inc. 3.625%—04/15/2029	111
200	Oil States International, Inc. 4.750%—04/01/2026	195
		306
Pharmaceuticals—2.1%
100	Amphastar Pharmaceuticals, Inc. 2.000%—03/15/2029[1]	112
100	Collegium Pharmaceutical, Inc. 2.875%—02/15/2029[1]	112
300	Dexcom, Inc. 0.375%—05/15/2028[1]	303
		527
Real Estate Management & Development—0.7%
200	Redfin Corp. 0.000%—10/15/2025[2]	172
Semiconductors & Semiconductor Equipment—1.0%
100	ON Semiconductor Corp. 0.000%—05/01/2027[2]	145
	Wolfspeed, Inc.
100	0.250%—02/15/2028	59
100	1.875%—12/01/2029	58
		117
		262
Software—17.7%
300	Akamai Technologies, Inc. 0.375%—09/01/2027	344
200	Altair Engineering, Inc. 1.750%—06/15/2027	260
	Bentley Systems, Inc.
300	0.125%—01/15/2026	295
100	0.375%—07/01/2027	89
		384

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
Software—Continued
$200	Ceridian HCM Holding, Inc. 0.250%—03/15/2026	$182
200	Cloudflare, Inc. 0.000%—08/15/2026[2]	179
100	CSG Systems International, Inc. 3.875%—09/15/2028[1]	99
100	DigitalOcean Holdings, Inc. 0.000%—12/01/2026[2]	83
300	Envestnet, Inc. 0.750%—08/15/2025	282
300	Fastly, Inc. 0.000%—03/15/2026[2]	268
200	Guidewire Software, Inc. 1.250%—03/15/2025	224
100	MicroStrategy, Inc. 0.750%—12/15/2025	142
200	MongoDB, Inc. 0.250%—01/15/2026	387
300	Nutanix, Inc. 0.250%—10/01/2027	344
300	Pegasystems, Inc. 0.750%—03/01/2025	285
500	Porch Group, Inc. 0.750%—09/15/2026[1]	153
200	Rapid7, Inc. 0.250%—03/15/2027	180
	Splunk, Inc.
300	1.125%—09/15/2025	334
100	1.125%—06/15/2027	98
		432
100	Unity Software, Inc. 0.000%—11/15/2026[2]	84
100	Verint Systems, Inc. 0.250%—04/15/2026	89
		4,401
Specialty Retail—0.8%
200	Greenbrier Cos., Inc. 2.875%—04/15/2028	205

Convertible Bonds—Continued
Principal Amount		Value
Wireless Telecommunication Services—1.5%
$100	Infinera Corp. 2.500%—03/01/2027	$97
200	InterDigital, Inc. 3.500%—06/01/2027	286
		383
Total Convertible Bonds (Cost $20,907)		$21,894

Convertible Preferred Stocks—8.2%
Shares
Banks—3.2%
100	Bank of America Corp.—7.250%	122
550	Wells Fargo & Co.—7.500%	665
		787
Diversified REITs—1.2%
12,400	RLJ Lodging Trust—1.950%	310
Electric Utilities—1.2%
8,200	NextEra Energy, Inc.—6.926%	305
Machinery—1.2%
1,300	Chart Industries, Inc.—6.750%	65
1,900	RBC Bearings, Inc.—5.000%	233
		298
Oil, Gas & Consumable Fuels—1.4%
7,200	El Paso Energy Capital Trust I—4.750%	339
Total Convertible Preferred Stocks (Cost $2,078)		2,039
TOTAL INVESTMENTS—96.1% (Cost $22,985)		23,933
CASH AND OTHER ASSETS, LESS LIABILITIES—3.9%		971
TOTAL NET ASSETS—100.0%		$24,904

FAIR VALUE MEASUREMENTS
As of January 31, 2024, the investments in Convertible Preferred Stocks (as disclosed in the preceding Portfolio of Investments) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2024, the aggregate value of these securities was $4,901 or 20% of net assets.
2
Zero coupon bond
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Asset-Backed Securities—10.4%
Principal Amount		Value
$385	Aligned Data Centers Issuer LLC Series 2021-1A Cl. A2 1.937%—08/15/2046[1]	$348
514	American Tower Trust I 5.490%—03/15/2028[1]	522
	AMSR Trust
410	Series 2021-SFR3 Cl. A 1.476%—10/17/2038[1]	373
782	Series 2022-SFR3 Cl. A 4.000%—10/17/2039[1]	754
		1,127
753	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A Cl. A 5.360%—06/20/2030[1]	764
366	BA Credit Card Trust Series 2022-A2 Cl. A2 5.000%—04/15/2028	369
	CIFC Funding Ltd.
306	Series 2018-3A Cl. A 6.660% (3 Month USD Term SOFR + 1.362%) 07/18/2031[1,2]	307
497	Series 2023-3A Cl. A 6.916% (3 Month USD Term SOFR + 1.600%) 01/20/2037[1,2]	497
		804
1,286	Citizens Auto Receivables Trust Series 2024-1 Cl. A3 5.110%—04/17/2028[1]	1,292
1,147	DB Master Finance LLC Series 2021-1A Cl. A2I 2.045%—11/20/2051[1]	1,051
291	Discover Card Execution Note Trust Series 2022-A4 Cl. A 5.030%—10/15/2027	293
629	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	565
1,575	Enterprise Fleet Financing LLC Series 2024-1 Cl. A2 5.230%—03/20/2030[1]	1,580
	FirstKey Homes Trust
356	Series 2020-SFR2 Cl. A 1.266%—10/19/2037[1]	333
370	Series 2021-SFR1 Cl. A 1.538%—08/17/2038[1]	339
		672
	Ford Credit Auto Owner Trust
250	Series 2020-1 Cl. A 2.040%—08/15/2031[1]	242
1,000	Series 2023-2 Cl. A 5.280%—02/15/2036[1]	1,026
		1,268
	GM Financial Consumer Automobile Receivables Trust
288	Series 2022-3 Cl. A4 3.710%—12/16/2027	282
1,204	Series 2024-1 Cl. A3 4.850%—12/18/2028	1,209
		1,491

Asset-Backed Securities—Continued
Principal Amount		Value
	GoldenTree Loan Management U.S. CLO Ltd.
$650	Series 2021-10A Cl. A 6.679% (3 Month USD Term SOFR + 1.362%) 07/20/2034[1,2]	$651
822	Series 2023-17A Cl. A 7.068% (3 Month USD Term SOFR + 1.750%) 07/20/2036[1,2]	828
		1,479
	Home Partners of America Trust
250	Series 2020-2 Cl. A 1.532%—01/17/2041[1]	212
510	Series 2022-1 Cl. A 3.930%—04/17/2039[1]	492
		704
362	Mercedes-Benz Auto Receivables Trust Series 2022-1 Cl. A4 5.250%—02/15/2029	367
	Navient Private Education Refi Loan Trust
111	Series 2021-A Cl. A 0.840%—05/15/2069[1]	98
248	Series 2021-BA Cl. A 0.940%—07/15/2069[1]	217
		315
1,087	NextGear Floorplan Master Owner Trust Series 2023-1A Cl. A2 5.740%—03/15/2028[1]	1,106
	Palmer Square CLO Ltd.
401	Series 2013-2A Cl. A1A3 6.578% (3 Month USD Term SOFR + 1.262%) 10/17/2031[1,2]	401
360	Series 2020-3A Cl. A1R2 7.025% (3 Month USD Term SOFR + 1.650%) 11/15/2036[1,2]	361
		762
	Palmer Square Loan Funding Ltd.
331	Series 2021-2A Cl. A1 6.429% (3 Month USD Term SOFR + 1.062%) 05/20/2029[1,2]	332
294	Series 2022-2A Cl. A1 6.584% (3 Month USD Term SOFR + 1.270%) 10/15/2030[1,2]	293
		625
	PFS Financing Corp.
232	Series 2022-D Cl. A 4.270%—08/15/2027[1]	229
1,814	Series 2024-B Cl. A 4.950%—02/15/2029[1]	1,816
522	Series 2023-A Cl. A 5.800%—03/15/2028[1]	531
		2,576
	Progress Residential Trust
438	Series 2019-SFR3 Cl. A 2.271%—09/17/2036[1]	437
1,094	Series 2022-SFR2 Cl. A 2.950%—04/17/2027[1]	1,028
		1,465
202	Sabey Data Center Issuer LLC Series 2020-1 Cl. A2 3.812%—04/20/2045[1]	196

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
	SBA Tower Trust
$500	1.631%—05/15/2051[1]	$448
705	2.593%—10/15/2056[1]	571
230	6.599%—01/15/2028[1]	237
		1,256
1,281	SFS Auto Receivables Securitization Trust Series 2024-1A Cl. A3 4.950%—05/21/2029[1]	1,287
185	Stack Infrastructure Issuer LLC Series 2019-2A Cl. A2 3.080%—10/25/2044[1]	180
192	Store Master Funding I-VII Series 2018-1A Cl. A1 3.960%—10/20/2048[1]	188
163	Store Master Funding I-VII & XIV Series 2019-1 Cl. A1 2.820%—11/20/2049[1]	151
614	Taco Bell Funding LLC Series 2021-1A Cl. A2II 2.294%—08/25/2051[1]	534
	U.S. Small Business Administration
64	Series 2012-20C Cl. 1 2.510%—03/01/2032	60
101	Series 2017-20H Cl. 1 2.750%—08/01/2037	93
173	Series 2014-20K Cl. 1 2.800%—11/01/2034	161
179	Series 2015-20H Cl. 1 2.820%—08/01/2035	168
145	Series 2017-20J Cl. 1 2.850%—10/01/2037	133
175	Series 2018-20B Cl. 1 3.220%—02/01/2038	163
262	Series 2018-20G Cl. 1 3.540%—07/01/2038	245
387	Series 2022-25E Cl. 1 3.940%—05/01/2047	367
296	Series 2023-25B Cl. 1 4.610%—02/01/2048	293
362	Series 2022-25L Cl. 1 4.710%—12/01/2047	361
1,072	Series 2023-25A Cl. 1 4.910%—01/01/2048	1,079
681	Series 2023-25C Cl. 1 4.930%—03/01/2048	686
1,284	Series 2024-25A Cl. 1 5.050%—01/01/2049	1,303
1,093	Series 2022-25K Cl. 1 5.130%—11/01/2047	1,113
670	Series 2023-25H Cl. 1 5.150%—08/01/2048	683
1,410	Series 2023-25G Cl. 1 5.180%—07/01/2048	1,442
342	Series 2023-25L Cl. 1 5.280%—12/01/2048	352
525	Series 2023-25I CL. 1 5.410%—09/01/2048	542
1,200	Series 2023-25K Cl. 1 5.710%—11/01/2048	1,259
		10,503
251	Vantage Data Centers LLC Series 2020-2A Cl. A2 1.992%—09/15/2045[1]	218

Asset-Backed Securities—Continued
Principal Amount		Value
$1,234	Verizon Master Trust Series 2024-1 Cl. A1A 5.000%—12/20/2028	$1,239
	Wendy’s Funding LLC
199	Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	174
975	Series 2021-1A Cl. A2II 2.775%—06/15/2051[1]	822
369	Series 2019-1A Cl. A2I 3.783%—06/15/2049[1]	356
		1,352
Total Asset-Backed Securities (Cost $38,797)		38,649

Collateralized Mortgage Obligations—4.3%

709	Bank Series 2017-BNK6 Cl. A5 3.518%—07/15/2060	676
	Benchmark Mortgage Trust
387	Series 2021-B26 Cl. A3 2.391%—06/15/2054	342
1,462	Series 2024-V5 Cl. A3 5.805%—01/10/2057	1,526
700	Series 2023-V2 Cl. A3 5.812%—05/15/2055[2]	725
		2,593
549	BMO Mortgage Trust Series 2023-C7 Cl. A5 6.160%—12/15/2056	602
	BX Commercial Mortgage Trust
403	Series 2021-VOLT Cl. A 6.148% (1 Month USD Term SOFR + 0.814%) 09/15/2036[1,2]	398
188	Series 2019-XL Cl. A 6.368% (1 Month USD Term SOFR + 1.034%) 10/15/2036[1,2]	188
284	Series 2023-XL3 Cl. A 7.095% (1 Month USD Term SOFR + 1.761%) 12/09/2040[1,2]	286
		872
1,305	BX Trust Series 2022-CLS Cl. A 5.760%—10/13/2027[1]	1,327
1,676	Citigroup Commercial Mortgage Trust Series 2016-C2 Cl. A3 2.575%—08/10/2049	1,590
	COMM Mortgage Trust
387	Series 2016-COR1 Cl. A3 2.826%—10/10/2049	368
216	Series 2014-CR21 Cl. A3 3.528%—12/10/2047	211
341	Series 2014-UBS3 Cl. A3 3.546%—06/10/2047	339
		918
227	FRESB Mortgage Trust Series 2019-SB63 Cl. A5H 2.550% (1 Month USD Term SOFR + 0.700%) 02/25/2039[2]	222
550	GS Mortgage Securities Trust Series 2016-GS3 Cl. A4 2.850%—10/10/2049	518

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$101	GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Cl. A2 3.000%—01/25/2051[1,2]	$86
	Morgan Stanley Bank of America Merrill Lynch Trust
1,700	Series 2015-C22 Cl. A4 3.306%—04/15/2048	1,650
260	Series 2015-C25 Cl. A4 3.372%—10/15/2048	253
600	Series 2015-C26 Cl. A5 3.531%—10/15/2048	580
		2,483
730	Morgan Stanley Capital I Trust Series 2016-UB11 Cl. A4 2.782%—08/15/2049	683
49	PSMC Trust Series 2020-2 Cl. A2 3.000%—05/25/2050[1,2]	44
	Seasoned Credit Risk Transfer Trust
135	Series 2020-2 Cl. MA 2.000%—11/25/2059	119
227	Series 2021-1 Cl. MA 2.000%—09/25/2060	196
255	Series 2021-3 Cl. MA 2.000%—03/25/2061	219
161	Series 2020-3 Cl. MA 2.000%—05/25/2060	141
149	Series 2020-1 Cl. MA 2.500%—08/25/2059	135
53	Series 2017-2 Cl. MA 3.000%—08/25/2056	49
105	Series 2018-1 Cl. MA 3.000%—05/25/2057	97
1,108	Series 2018-4 Cl. MA 3.500%—03/25/2058	1,046
164	Series 2019-2 Cl. MA 3.500%—08/25/2058	155
		2,157
334	Tricon American Homes Series 2020-SFR1 Cl. A 1.499%—07/17/2038[1]	307
525	UBS Commercial Mortgage Trust Series 2018-C13 Cl. ASB 4.241%—10/15/2051	514
380	Wells Fargo Commercial Mortgage Trust Series 2015-C31 Cl. A4 3.695%—11/15/2048	368
Total Collateralized Mortgage Obligations (Cost $16,114)		15,960

Corporate Bonds & Notes—26.8%

AEROSPACE & DEFENSE—0.3%
361	BAE Systems PLC 3.400%—04/15/2030[1]	333
235	Lockheed Martin Corp. 4.700%—05/15/2046	227
563	Northrop Grumman Corp. 5.250%—05/01/2050	571
		1,131

Corporate Bonds & Notes—Continued
Principal Amount		Value
AUTO COMPONENTS—0.4%
$1,526	Aptiv PLC/Aptiv Corp. 3.250%—03/01/2032	$1,346
AUTOMOBILES—1.6%
635	BMW U.S. Capital LLC 3.450%—04/01/2027[1]	614
1,463	Ford Motor Credit Co. LLC 2.900%—02/16/2028-02/10/2029	1,296
	General Motors Financial Co., Inc.
1,157	2.400%—10/15/2028	1,030
700	4.300%—04/06/2029	673
		1,703
	Volkswagen Group of America Finance LLC
1,580	4.350%—06/08/2027[1]	1,555
735	4.600%—06/08/2029[1]	725
		2,280
		5,893
BANKS—5.4%
	Bank of America Corp.
2,260	2.572%—10/20/2032[3]	1,885
132	3.311%—04/22/2042[3]	104
		1,989
1,005	Bank of America Corp. MTN 4.948%—07/22/2028[3]	1,007
850	Barclays PLC 5.304%—08/09/2026[3]	850
1,455	BNP Paribas SA 4.400%—08/14/2028[1]	1,421
813	Capital One Financial Corp. 5.468%—02/01/2029[3]	815
	Citigroup, Inc.
171	3.400%—05/01/2026	166
909	3.520%—10/27/2028[3]	863
849	4.412%—03/31/2031[3]	817
		1,846
448	Credit Suisse AG 7.950%—01/09/2025	459
	HSBC Holdings PLC
550	7.336%—11/03/2026[3]	571
212	7.390%—11/03/2028[3]	228
		799
	JPMorgan Chase & Co.
2,791	4.203%—07/23/2029[3]	2,718
250	4.493%—03/24/2031[3]	244
		2,962
1,180	Lloyds Banking Group PLC 2.438%—02/05/2026[3]	1,143
715	Macquarie Group Ltd. 5.033%—01/15/2030[1,3]	710
710	Mitsubishi UFJ Financial Group, Inc. 5.017%—07/20/2028[3]	711
418	National Securities Clearing Corp. 5.000%—05/30/2028[1]	427
	PNC Financial Services Group, Inc.
710	5.354%—12/02/2028[3]	719
745	5.676%—01/22/2035[3]	765
		1,484

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
BANKS—Continued
$340	Toronto-Dominion Bank 1.950%—01/12/2027	$316
1,910	Truist Financial Corp. MTN 5.711%—01/24/2035[3]	1,943
1,335	U.S. Bancorp 5.678%—01/23/2035[3]	1,367
		20,249
BIOTECHNOLOGY—0.1%
310	AbbVie, Inc. 4.500%—05/14/2035	303
BUILDING PRODUCTS—0.1%
	Carlisle Cos., Inc.
350	2.200%—03/01/2032	286
285	2.750%—03/01/2030	251
		537
CAPITAL MARKETS—2.3%
300	Bank of New York Mellon Corp. MTN 5.802%—10/25/2028[3]	311
	Blackstone Holdings Finance Co. LLC
173	2.800%—09/30/2050[1]	108
856	3.500%—09/10/2049[1]	617
		725
630	Brookfield Finance, Inc. 3.900%—01/25/2028	610
2,126	Goldman Sachs Group, Inc. 3.800%—03/15/2030	2,002
54	KKR Group Finance Co. II LLC 5.500%—02/01/2043[1]	52
170	KKR Group Finance Co. III LLC 5.125%—06/01/2044[1]	157
860	KKR Group Finance Co. VI LLC 3.750%—07/01/2029[1]	804
493	Macquarie Group Ltd. 1.340%—01/12/2027[1,3]	455
	Morgan Stanley MTN
665	3.125%—07/27/2026	638
2,545	3.622%—04/01/2031[3]	2,350
		2,988
500	UBS Group AG 4.125%—04/15/2026[1]	489
		8,593
COMMERCIAL SERVICES & SUPPLIES—0.4%
1,459	Ashtead Capital, Inc. 5.800%—04/15/2034[1]	1,468
300	Moody’s Corp. 3.250%—05/20/2050	217
		1,685
DIVERSIFIED FINANCIAL SERVICES—1.0%
662	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.100%—01/19/2029	658
875	Air Lease Corp. 3.250%—03/01/2025	855
810	Aviation Capital Group LLC 6.375%—07/15/2030[1]	841

Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
	Capital One Financial Corp.
$435	4.927%—05/10/2028[3]	$429
812	6.051%—02/01/2035[3]	826
		1,255
		3,609
DIVERSIFIED REITS—0.5%
533	Federal Realty OP LP 1.250%—02/15/2026	494
1,475	Healthpeak OP LLC 3.250%—07/15/2026	1,421
		1,915
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
	AT&T, Inc.
240	2.300%—06/01/2027	222
504	6.808% (3 Month USD Term SOFR + 1.442%) 06/12/2024[2]	505
		727
	Verizon Communications, Inc.
735	2.355%—03/15/2032	611
162	4.500%—08/10/2033	157
		768
		1,495
ELECTRIC UTILITIES—2.4%
	Berkshire Hathaway Energy Co.
685	4.450%—01/15/2049	595
275	6.125%—04/01/2036	299
		894
1,030	Consumers Securitization Funding LLC 5.210%—09/01/2031	1,057
856	DTE Energy Co. 4.875%—06/01/2028	860
875	Duke Energy Florida LLC 3.800%—07/15/2028	853
	Eversource Energy
1,280	2.900%—10/01/2024-03/01/2027	1,215
695	5.450%—03/01/2028	708
		1,923
	Exelon Corp.
560	4.450%—04/15/2046	486
62	4.700%—04/15/2050	56
243	5.100%—06/15/2045	228
		770
1,670	Florida Power & Light Co. 2.450%—02/03/2032	1,425
	Northern States Power Co.
158	4.500%—06/01/2052	143
370	6.250%—06/01/2036	412
		555
	Southern Co.
230	3.250%—07/01/2026	222
308	4.250%—07/01/2036	282
		504

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
$230	Xcel Energy, Inc. 3.400%—06/01/2030	$212
		9,053
ENTERTAINMENT—0.2%
700	Warnermedia Holdings, Inc. 5.141%—03/15/2052	602
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—0.6%
	Alexandria Real Estate Equities, Inc.
1,090	2.000%—05/18/2032	864
266	4.700%—07/01/2030	260
115	4.750%—04/15/2035	111
		1,235
825	Simon Property Group LP 5.500%—03/08/2033	853
		2,088
FINANCIAL SERVICES—0.3%
322	American Express Co. 5.043%—05/01/2034[3]	322
198	Berkshire Hathaway Finance Corp. 3.850%—03/15/2052	164
	PNC Financial Services Group, Inc.
410	5.068%—01/24/2034[3]	404
163	6.875%—10/20/2034[3]	181
		585
		1,071
HEALTH CARE PROVIDERS & SERVICES—0.8%
853	Cigna Group 3.400%—03/01/2027	820
	CVS Pass-Through Trust
162	5.773%—01/10/2033[1]	161
72	5.880%—01/10/2028	71
859	8.353%—07/10/2031[1]	927
		1,159
425	Elevance Health, Inc. 4.750%—02/15/2033	421
590	PeaceHealth Obligated Group 1.375%—11/15/2025	552
		2,952
INSURANCE—2.2%
419	AIA Group Ltd. 3.600%—04/09/2029[1]	398
1,080	Corebridge Global Funding 5.200%—01/12/2029[1]	1,085
325	Equitable Financial Life Global Funding 1.400%—07/07/2025[1]	308
	GA Global Funding Trust
664	1.950%—09/15/2028[1]	568
420	3.850%—04/11/2025[1]	413
		981
530	Liberty Mutual Group, Inc. 4.569%—02/01/2029[1]	520
276	Lincoln National Corp. 3.400%—01/15/2031	248

Corporate Bonds & Notes—Continued
Principal Amount		Value
INSURANCE—Continued
	Massachusetts Mutual Life Insurance Co.
$935	3.375%—04/15/2050[1]	$676
160	5.672%—12/01/2052[1]	165
		841
1,760	Metropolitan Life Global Funding I 3.300%—03/21/2029[1]	1,637
1,445	Peachtree Corners Funding Trust 3.976%—02/15/2025[1]	1,421
950	Prudential Funding Asia PLC 3.625%—03/24/2032	861
		8,300
INTERNET & CATALOG RETAIL—0.2%
834	Amazon.com, Inc. 4.100%—04/13/2062	718
MEDIA—0.9%
1,663	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	1,678
360	Comcast Corp. 2.350%—01/15/2027	339
	Cox Communications, Inc.
400	1.800%—10/01/2030[1]	326
1,240	3.350%—09/15/2026[1]	1,189
		1,515
		3,532
MULTI-UTILITIES—0.3%
	PG&E Wildfire Recovery Funding LLC
502	3.594%—06/01/2032	484
294	4.022%—06/01/2033	284
183	4.722%—06/01/2037	181
		949
257	Rogers Communications, Inc. 5.450%—10/01/2043	253
		1,202
OIL, GAS & CONSUMABLE FUELS—1.4%
1,680	Columbia Pipelines Operating Co. LLC 6.036%—11/15/2033[1]	1,765
600	Dominion Energy, Inc. 5.250%—08/01/2033	604
	Energy Transfer LP
730	3.900%—07/15/2026	711
550	5.750%—02/15/2033	564
		1,275
474	Occidental Petroleum Corp. 0.000%—10/10/2036[4]	254
1,237	Schlumberger Holdings Corp. 3.900%—05/17/2028[1]	1,201
230	Southern Co. Gas Capital Corp. 1.750%—01/15/2031	186
		5,285
PASSENGER AIRLINES—0.4%
249	Air Canada Pass-Through Trust 3.600%—09/15/2028[1]	236
308	Delta Air Lines Pass-Through Trust 3.625%—01/30/2029	293

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
PASSENGER AIRLINES—Continued
	United Airlines Pass-Through Trust
$195	3.100%—01/07/2030	$179
784	4.000%—10/11/2027	759
		938
		1,467
PROFESSIONAL SERVICES—0.2%
765	Verisk Analytics, Inc. 3.625%—05/15/2050	571
ROAD & RAIL—0.6%
	Canadian Pacific Railway Co.
460	4.200%—11/15/2069	375
190	6.125%—09/15/2115	209
		584
155	Norfolk Southern Corp. 4.837%—10/01/2041	149
1,411	Ryder System, Inc. MTN 5.250%—06/01/2028	1,436
		2,169
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
	Broadcom, Inc.
595	4.000%—04/15/2029[1]	573
1,042	4.110%—09/15/2028	1,015
		1,588
	NXP BV/NXP Funding LLC/NXP USA, Inc.
595	2.700%—05/01/2025	576
1,010	3.150%—05/01/2027	959
		1,535
		3,123
SOFTWARE—0.2%
	Oracle Corp.
340	1.650%—03/25/2026	318
343	3.950%—03/25/2051	267
		585
SPECIALTY RETAIL—0.9%
	Lowe’s Cos., Inc.
77	3.700%—04/15/2046	61
199	5.000%—04/15/2040	193
697	5.625%—04/15/2053	725
		979
2,467	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.550%—05/01/2028[1]	2,513
		3,492
TRADING COMPANIES & DISTRIBUTORS—0.5%
671	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%—10/29/2028	609
1,605	Ferguson Finance PLC 3.250%—06/02/2030[1]	1,439
		2,048
UNKNOWN G3—0.4%
1,560	SBA Small Business Investment Cos. 5.168%—03/10/2033	1,566

Corporate Bonds & Notes—Continued
Principal Amount		Value
WATER UTILITIES—0.1%
$238	Aquarion Co. 4.000%—08/15/2024[1]	$235
WIRELESS TELECOMMUNICATION SERVICES—0.9%
1,190	Rogers Communications, Inc. 3.200%—03/15/2027	1,138
	T-Mobile USA, Inc.
1,001	5.050%—07/15/2033	1,003
1,038	5.150%—04/15/2034	1,046
		2,049
		3,187
Total Corporate Bonds & Notes (Cost $100,620)		100,002

Mortgage Pass-Through—20.0%

	Federal Home Loan Mortgage Corp.
216	2.000%—06/01/2050	179
6,250	2.500%—03/01/2051-05/01/2052	5,337
7,140	3.000%—01/01/2033-08/01/2050	6,420
2,107	3.500%—05/01/2042-04/01/2050	1,967
4,117	4.000%—12/01/2037-10/01/2047	3,945
3,159	4.500%—03/01/2049-05/01/2053	3,096
804	5.000%—10/01/2052-05/01/2053	805
127	5.365% (USD IBOR Consumer Cash Fallback 12-month+ 1.598%) 06/01/2047[2]	130
3,464	5.500%—12/01/2052-12/01/2053	3,517
		25,396
	Federal National Mortgage Association
4,778	2.000%—08/01/2050-01/01/2052	3,908
14,498	2.500%—01/01/2032-04/01/2052	12,657
5,961	3.000%—02/01/2034-12/01/2051	5,428
5,999	3.500%—05/01/2037-06/01/2050	5,577
6,430	4.000%—03/01/2038-07/01/2052	6,175
4,978	4.500%—05/01/2046-08/01/2052	4,895
6,248	5.000%—06/01/2050-08/01/2053	6,236
979	5.500%—11/01/2052	989
128	7.327% (Fed 12 Month Treasury Average Constant Maturity Treasury + 2.316%) 12/01/2036[2]	133
		45,998
	Government National Mortgage Association
2,159	2.500%—01/20/2051-09/20/2051	1,869
359	4.000%—09/20/2041-09/15/2046	349
779	4.500%—01/15/2042-08/20/2047	774
		2,992
Total Mortgage Pass-Through (Cost $75,767)		74,386

Municipal Bonds—0.5%

145	Metropolitan Water Reclamation District of Greater Chicago 5.720%—12/01/2038	156
83	Michigan State University 4.165%—08/15/2122	66
440	New York City Transitional Finance Authority Future Tax Secured Revenue 3.950%—08/01/2032	419
555	New York State Urban Development Corp. 5.770%—03/15/2039	572

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Municipal Bonds—Continued
Principal Amount		Value
$520	Sales Tax Securitization Corp. 4.637%—01/01/2040	$500
300	State of California 7.500%—04/01/2034	366
Total Municipal Bonds (Cost $2,182)		$2,079

U.S. Government Obligations—35.7%

	U.S. Treasury Bonds
1,380	3.000%—08/15/2052	1,095
1,542	3.625%—05/15/2053	1,386
1,095	3.875%—05/15/2043	1,030
18,787	4.125%—08/15/2053	18,479
32,646	4.375%—08/15/2043	32,891
		54,881

U.S. Government Obligations—Continued
Principal Amount		Value
$1,912	U.S. Treasury Inflation-Indexed Notes 0.125%—01/15/2030	$1,749
	U.S. Treasury Notes
16,852	3.875%—08/15/2033	16,754
26,942	4.375%—11/30/2028	27,537
18,658	4.625%—11/15/2026	18,946
13,095	5.000%—10/31/2025	13,245
		76,482
Total U.S. Government Obligations (Cost $132,531)		133,112
TOTAL INVESTMENTS—97.7% (Cost $366,011)		364,188
CASH AND OTHER ASSETS, LESS LIABILITIES—2.3%		8,461
TOTAL NET ASSETS—100.0%		$372,649

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2024, the aggregate value of these securities was $55,555 or 15% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect as of January 31, 2024.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
4
Zero coupon bond
CLO
Collateralized Loan Obligation
MTN
Medium Term Loan
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Asset-Backed Securities—15.1%
Principal Amount		Value
$3,017	Air Canada Pass-Through Trust Series 2017-1 Series 2017-1AA Cl. PTT 3.300%—07/15/2031[1]	$2,740
3,582	Aligned Data Centers Issuer LLC Series 2021-1A Cl. A2 1.937%—08/15/2046[1]	3,236
1,347	American Airlines Pass-Through Trust Series 2015-2 Cl. AA 3.600%—03/22/2029	1,268
3,029	American Tower Trust I 5.490%—03/15/2028[1]	3,073
2,559	AMMC CLO XII Ltd. Series 2013-12A Cl. AR2 6.581% (3 Month USD Term SOFR + 1.212%) 11/10/2030[1,2]	2,564
2,418	Apidos CLO XXVI Ltd. Series 2017-26A Cl. A1AR 6.460% (3 Month USD Term SOFR + 1.162%) 07/18/2029[1,2]	2,422
4,000	ARES LII CLO Ltd. Series 2019-52A Cl. A1R 6.629% (3 Month USD Term SOFR + 1.312%) 04/22/2031[1,2]	4,015
4,905	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A Cl. A 5.360%—06/20/2030[1]	4,979
3,318	Birch Grove CLO Ltd. Series 19A Cl. AR 6.776% (3 Month USD Term SOFR + 1.392%) 06/15/2031[1,2]	3,323
5,976	CIFC Funding Ltd. Series 2023-3A Cl. A 6.916% (3 Month USD Term SOFR + 1.600%) 01/20/2037[1,2]	5,982
4,439	Citizens Auto Receivables Trust Series 2023-2 Cl. A3 5.830%—02/15/2028[1]	4,505
2,239	DB Master Finance LLC Series 2021-1A Cl. A2II 2.493%—11/20/2051[1]	1,977
1,313	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	1,179
7,293	FirstKey Homes Trust Series 2021-SFR1 Cl. A 1.538%—08/17/2038[1]	6,681
3,941	GMF Floorplan Owner Revolving Trust Series 2023-2 Cl. A 5.340%—06/15/2030[1]	4,039
3,116	GSAA Home Equity Trust Series 2006-20 Cl. 1A2 5.810% (1 Month USD Term SOFR + 0.474%) 12/25/2046[2]	869
3,030	Home Partners of America Trust Series 2022-1 Cl. A 3.930%—04/17/2039[1]	2,923
432	IXIS Real Estate Capital Trust Series 2005-HE1 Cl. M4 6.500% (1 Month USD Term SOFR + 1.164%) 06/25/2035[2]	438
3,617	JetBlue Pass-Through Trust Series 2020-1 Cl. A 4.000%—05/15/2034	3,343

Asset-Backed Securities—Continued
Principal Amount		Value
$642	JP Morgan Mortgage Acquisition Trust Series 2007-HE1 Cl. AF3 4.266%—05/25/2035[3]	$421
	Morgan Stanley ABS Capital I, Inc. Trust
1,495	Series 2007-HE1 Cl. A2C 5.600% (1 Month USD Term SOFR + 0.264%) 11/25/2036[2]	850
2,803	Series 2007-HE6 Cl. A3 5.630% (1 Month USD Term SOFR + 0.294%) 05/25/2037[2]	2,421
		3,271
2,790	Palmer Square CLO Ltd. Series 2020-3A Cl. A1R2 7.025% (3 Month USD Term SOFR + 1.650%) 11/15/2036[1,2]	2,800
2,329	Palmer Square Loan Funding Ltd. Series 2021-4A Cl. A1 6.376% (3 Month USD Term SOFR + 1.062%) 10/15/2029[1,2]	2,317
2,863	PFS Financing Corp. Series 2023-B Cl. A 5.270%—05/15/2028[1]	2,879
	Planet Fitness Master Issuer LLC
4,300	Series 2022-1A Cl. A2I 3.251%—12/05/2051[1]	4,024
2,217	Series 2018-1A Cl. A2II 4.666%—09/05/2048[1]	2,167
		6,191
3,034	SBA Tower Trust 6.599%—01/15/2028[1]	3,121
3,404	Servpro Master Issuer, LLC Series 2021-1A Cl. A2 2.394%—04/25/2051[1]	2,988
2,287	Specialty Underwriting & Residential Finance Trust Series 2006-BC4 Cl. A2B 5.670% (1 Month USD Term SOFR + 0.334%) 09/25/2037[2]	744
7,000	Stack Infrastructure Issuer LLC Series 2021-1A Cl. A2 1.877%—03/26/2046[1]	6,397
6,878	Taco Bell Funding LLC Series 2021-1A Cl. A2I 1.946%—08/25/2051[1]	6,244
5,172	Tricon Residential Trust Series 2023-SFR1 Cl. A 5.100%—07/17/2040[1]	5,192
5,000	Trinity Rail Leasing LLC Series 2020-2A Cl. A2 2.560%—11/19/2050[1]	4,454
	U.S. Small Business Administration
4,918	Series 2023-25E Cl. 1 4.620%—05/01/2048	4,867
4,857	Series 2023-25F Cl. 1 4.930%—06/01/2048	4,896
2,961	Series 2023-25H Cl. 1 5.150%—08/01/2048	3,019
5,010	Series 2023-25G Cl. 1 5.180%—07/01/2048	5,120
4,773	Series 2023-25K Cl. 1 5.710%—11/01/2048	5,006
502	Series 2009-20A Cl. 1 5.720%—01/01/2029	497

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
$4,716	Series 2023-25J Cl. 1 5.820%—10/01/2048	$4,968
845	Series 2008-20H Cl. 1 6.020%—08/01/2028	854
		29,227
1,084	United Airlines Pass-Through Trust Series 2019-2 Cl. AA 2.700%—11/01/2033	931
6,810	VB-S1 Issuer LLC Series 2022-1A Cl. C2I 3.156%—02/15/2052[1]	6,203
6,824	Wendy’s Funding LLC Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	5,967
Total Asset-Backed Securities (Cost $153,428)		148,903

Collateralized Mortgage Obligations—9.4%

3,346	Angel Oak Mortgage Trust Series 2022-1 Cl. A1 2.881%—12/25/2066[1,3]	3,039
5,407	Argent Securities Trust Series 2006-W4 Cl. A2C 5.770% (1 Month USD Term SOFR + 0.434%) 05/25/2036[2]	1,312
496	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W11 Cl. M3 6.575% (1 Month USD Term SOFR + 1.239%) 11/25/2034[2]	487
6,589	Banc of America Alternative Loan Trust Series 2006-7 Cl. A3 5.913%—10/25/2036[2]	1,890
397	Banc of America Funding Trust Series 2007-C Cl. 7A5 6.051% (1 Month USD Term SOFR + 0.714%) 05/20/2047[2]	361
4,948	Bank5 Series 2023-5YR2 Cl. A3 6.656%—07/15/2056	5,286
	BCAP LLC Trust
129	Series 2011-RR5 Cl. 12A1 4.531%—03/26/2037[1,3]	126
1,226	Series 2011-RR4 Cl. 8A1 5.250%—02/26/2036[1,2]	524
2,755	Series 2007-AA2 Cl. 12A1 5.870% (1 Month USD Term SOFR + 0.534%) 05/25/2047[2]	2,607
		3,257
	Bear Stearns ARM Trust
127	Series 2004-1 Cl. 12A5 4.369%—04/25/2034[2]	110
7	Series 2000-2 Cl. A1 4.914%—11/25/2030[2]	7
		117
4,698	BMO Mortgage Trust Series 2023-C7 Cl. A5 6.160%—12/15/2056	5,152

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
	BX Commercial Mortgage Trust
$1,429	Series 2021-VOLT Cl. A 6.148% (1 Month USD Term SOFR + 0.814%) 09/15/2036[1,2]	$1,411
3,337	Series 2022-LP2 Cl. A 6.346% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity + 1.013%) 02/15/2039[1,2]	3,312
		4,723
	BX Trust
2,842	Series 2022-CLS Cl. A 5.760%—10/13/2027[1]	2,891
3,341	Series 2024-BIO Cl. A 6.942% (U.S. Treasury Yield Curve Rate T Note 1 Month Constant Maturity + 1.642%) 02/15/2041[1,2]	3,346
		6,237
3,390	Citigroup Commercial Mortgage Trust Series 2015-GC27 Cl. A5 3.137%—02/10/2048	3,323
	Countrywide Alternative Loan Trust
1,188	Series 2005-20CB Cl. 2A5 5.500%—07/25/2035	799
1,577	Series 2006-6CB Cl. 1A2 5.500% (1 Month USD Term SOFR + 0.514%) 05/25/2036[2]	1,223
		2,022
2,845	Countrywide Alternative Loan Trust Resecuritization Series 2008-1R Cl. 2A3 6.000%—08/25/2037	1,453
141	Countrywide Asset-Backed Certificates Trust Series 2006-2 Cl. M1 6.050% (1 Month USD Term SOFR + 0.714%) 06/25/2036[2]	140
185	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 Cl. 9A1 6.000%—11/25/2035	133
2,433	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR2 Cl. A1 5.750% (1 Month USD Term SOFR + 0.414%) 03/25/2037[2]	2,172
772	DSLA Mortgage Loan Trust Series 2006-AR1 Cl. 1A1A 5.978% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920%) 03/19/2046[2]	620
8,000	First Franklin Mortgage Loan Trust Series 2006-FF14 Cl. A6 5.760% (1 Month USD Term SOFR + 0.424%) 10/25/2036[2]	6,319
112	First Horizon Asset Securities, Inc. Series 2005-AR6 Cl. 4A1 5.450%—02/25/2036[2]	105
—	FNT Mortgage-Backed Pass-Through Trust Series 2001-3 Cl. 1A1 6.750%—08/21/2031	—
3,888	GS Mortgage Securities Trust Series 2015-GC30 Cl. A3 3.119%—05/10/2050	3,787
2,850	GSMPS Mortgage Loan Trust Series 2006-RP2 Cl. 1AF1 5.850% (1 Month USD Term SOFR + 0.514%) 04/25/2036[1,2]	2,345

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$177	GSR Mortgage Loan Trust Series 2005-AR3 Cl. 3A1 5.425%—05/25/2035[2]	$129
2	IndyMac ARM Trust Series 2001-H2 Cl. A2 5.545%—01/25/2032[2]	1
543	IndyMac INDX Mortgage Loan Trust Series 2005-AR31 Cl. 1A1 3.644%—01/25/2036[2]	477
	JP Morgan Mortgage Trust
853	Series 2006-A6 Cl. 1A4L 4.133%—10/25/2036[2]	613
22	Series 2006-S1 Cl. 3A1 5.500%—04/25/2036	22
4,405	Series 2023-4 Cl. 1A4A 5.500%—11/25/2053[1,2]	4,384
		5,019
421	Merrill Lynch Alternative Note Asset Trust Series 2007-F1 Cl. 2A6 6.000%—03/25/2037	154
1,901	MetLife Securitization Trust Series 2018-1A Cl. A 3.750%—03/25/2057[1,2]	1,824
1,933	OBX Trust Series 2018-1 Cl. A2 6.100% (U.S. Treasury Yield Curve Rate T Note 1 Month Constant Maturity + 0.764%) 06/25/2057[1,2]	1,843
17,461	Residential Asset Securitization Trust Series 2007-A8 Cl. 2A1 6.250%—08/25/2037	4,204
134	RFMSI Trust Series 2007-SA1 Cl. 2A2 4.864%—02/25/2037[2]	92
1,235	Saxon Asset Securities Trust Series 2006-3 Cl. A3 5.790% (1 Month USD Term SOFR + 0.454%) 10/25/2046[2]	1,197
	Sequoia Mortgage Trust
4,542	Series 2023-1 Cl. A4 5.000%—01/25/2053[1,2]	4,471
4,081	Series 2023-2 Cl. A4 5.000%—03/25/2053[1,2]	4,007
		8,478
218	STARM Mortgage Loan Trust Series 2007-S1 Cl. 1A 5.541%—01/25/2037[2]	157
49	Structured Adjustable Rate Mortgage Loan Trust Series 2005-7 Cl. 3A1 5.557%—04/25/2035[2]	49
4,179	Towd Point Mortgage Trust Series 2019-1 Cl. A1 3.750%—03/25/2058[1,2]	4,015
2,316	Tricon American Homes Series 2020-SFR1 Cl. A 1.499%—07/17/2038[1]	2,133
	WaMu Mortgage Pass-Through Certificates Trust
1,429	Series 2006-AR8 Cl. 1A4 4.405%—08/25/2046[2]	1,254

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$135	Series 2005-AR6 Cl. 2A1A 5.910% (1 Month USD Term SOFR + 0.574%) 04/25/2045[2]	$131
64	Series 2005-AR13 Cl. A1A1 6.030% (1 Month USD Term SOFR + 0.694%) 10/25/2045[2]	61
		1,446
7,117	Wells Fargo Commercial Mortgage Trust Series 2018-C48 Cl. A5 4.302%—01/15/2052	6,936
Total Collateralized Mortgage Obligations (Cost $105,589)		$92,434

Corporate Bonds & Notes—27.9%

AUTO COMPONENTS—0.6%
5,000	Aptiv PLC/Aptiv Corp. 4.150%—05/01/2052	3,987
1,980	ZF North America Capital, Inc. 6.875%—04/14/2028[1]	2,041
		6,028
AUTOMOBILES—0.8%
	Ford Motor Credit Co. LLC
4,000	3.375%—11/13/2025	3,840
1,900	6.950%—03/06/2026	1,943
		5,783
2,352	General Motors Financial Co., Inc. 5.800%—06/23/2028	2,416
		8,199
BANKS—3.0%
5,703	Barclays PLC 6.490%—09/13/2029[4]	5,956
	Citigroup, Inc.
4,700	2.572%—06/03/2031[4]	4,051
4,605	3.875%—02/18/2026[4]	4,255
		8,306
2,850	HSBC Holdings PLC 7.390%—11/03/2028[4]	3,062
4,000	JPMorgan Chase & Co. 1.470%—09/22/2027[4]	3,653
2,637	PNC Financial Services Group, Inc. 6.615%—10/20/2027[4]	2,742
	Truist Financial Corp. MTN
3,001	6.123%—10/28/2033[4]	3,118
2,592	7.161%—10/30/2029[4]	2,800
		5,918
		29,637
BUILDING PRODUCTS—0.3%
2,412	Carlisle Cos., Inc. 2.200%—03/01/2032	1,968
1,028	Summit Materials LLC/Summit Materials Finance Corp. 7.250%—01/15/2031[1]	1,069
		3,037
CAPITAL MARKETS—2.9%
6,000	Blackstone Holdings Finance Co. LLC 3.200%—01/30/2052[1]	4,148

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
$5,700	Blue Owl Credit Income Corp. 4.700%—02/08/2027	$5,455
6,096	Brookfield Capital Finance LLC 6.087%—06/14/2033	6,414
780	Golub Capital BDC, Inc. 7.050%—12/05/2028	809
1,397	HPS Corporate Lending Fund 6.750%—01/30/2029[1]	1,403
5,850	KKR Group Finance Co. VII LLC 3.625%—02/25/2050[1]	4,225
2,675	Main Street Capital Corp. 6.950%—03/01/2029	2,720
1,709	Oaktree Specialty Lending Corp. 2.700%—01/15/2027	1,540
1,893	Oaktree Strategic Credit Fund 8.400%—11/14/2028[1]	2,026
		28,740
COMMERCIAL SERVICES & SUPPLIES—0.8%
4,851	Element Fleet Management Corp. 6.271%—06/26/2026[1]	4,941
3,519	Triton Container International Ltd. 2.050%—04/15/2026[1]	3,243
		8,184
CONSUMER FINANCE—0.3%
2,856	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. 2.875%—10/15/2026[1]	2,623
DIVERSIFIED FINANCIAL SERVICES—0.7%
3,070	Cantor Fitzgerald LP 7.200%—12/12/2028[1]	3,175
750	Depository Trust & Clearing Corp. 3.375%—06/20/2026[1,4]	638
2,078	GGAM Finance Ltd. 8.000%—02/15/2027[1]	2,143
916	National Rural Utilities Cooperative Finance Corp. 8.489% (1 Month USD Term SOFR + 3.172%) 04/30/2043[2]	907
		6,863
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
2,915	Verizon Communications, Inc. 3.700%—03/22/2061	2,176
ELECTRIC UTILITIES—1.7%
	CMS Energy Corp.
4,171	3.750%—12/01/2050[4]	3,375
1,647	4.750%—06/01/2050[4]	1,493
		4,868
3,073	DTE Electric Securitization Funding II LLC 5.970%—03/01/2033	3,218
	Exelon Corp.
3,100	4.050%—04/15/2030	2,959
1,500	5.625%—06/15/2035	1,529
		4,488
900	Jersey Central Power & Light Co. 4.300%—01/15/2026[1]	884

Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
$2,877	New England Power Co. 5.936%—11/25/2052[1]	$3,027
		16,485
ENTERTAINMENT—0.2%
2,000	Warnermedia Holdings, Inc. 5.141%—03/15/2052	1,720
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.9%
1,400	Agree LP 2.900%—10/01/2030	1,212
2,100	Alexandria Real Estate Equities, Inc. 2.750%—12/15/2029	1,868
4,905	Boston Properties LP 2.750%—10/01/2026	4,575
5,922	Corporate Office Properties LP 2.000%—01/15/2029	4,979
	EPR Properties
1,900	4.500%—06/01/2027	1,809
600	4.950%—04/15/2028	577
		2,386
5,000	Equinix, Inc. 1.000%—09/15/2025	4,687
4,500	GLP Capital LP/GLP Financing II, Inc. 4.000%—01/15/2030	4,104
4,700	Realty Income Corp. 3.400%—01/15/2030	4,332
		28,143
FINANCIAL SERVICES—1.5%
3,249	Charles Schwab Corp. 5.643%—05/19/2029[4]	3,326
3,662	Macquarie Airfinance Holdings Ltd. 8.125%—03/30/2029[1]	3,803
1,738	Navient Corp. 5.000%—03/15/2027	1,659
2,800	OneMain Finance Corp. 6.875%—03/15/2025	2,813
2,846	PNC Financial Services Group, Inc. 6.875%—10/20/2034[4]	3,164
		14,765
HEALTH CARE PROVIDERS & SERVICES—1.5%
	CVS Pass-Through Trust
348	6.943%—01/10/2030	358
4,166	7.507%—01/10/2032[1]	4,381
		4,739
4,000	HCA, Inc. 5.375%—09/01/2026	4,023
	IQVIA, Inc.
2,400	5.700%—05/15/2028[1]	2,447
800	6.250%—02/01/2029[1]	834
		3,281
3,347	Pediatrix Medical Group, Inc. 5.375%—02/15/2030[1]	3,003
		15,046
INDUSTRIAL CONGLOMERATES—0.8%
4,540	Ashtead Capital, Inc. 5.550%—05/30/2033[1]	4,506

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
INDUSTRIAL CONGLOMERATES—Continued
$3,800	Textron, Inc. 2.450%—03/15/2031	$3,237
		7,743
INSURANCE—1.1%
7,099	GA Global Funding Trust 1.950%—09/15/2028[1]	6,077
1,687	Global Atlantic Fin Co. 7.950%—06/15/2033[1]	1,876
3,026	SBL Holdings, Inc. 5.000%—02/18/2031[1]	2,497
		10,450
MEDIA—0.2%
2,400	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	2,421
METALS & MINING—0.5%
5,267	Anglo American Capital PLC 3.875%—03/16/2029[1]	4,959
OIL, GAS & CONSUMABLE FUELS—1.7%
3,209	Columbia Pipelines Operating Co. LLC 6.036%—11/15/2033[1]	3,371
3,145	Enbridge, Inc. 5.750%—07/15/2080[4]	2,947
2,347	Energy Transfer LP 8.586% (1 Month USD Term SOFR + 3.279%) 11/01/2066[2]	2,093
1,094	Hess Midstream Operations LP 5.500%—10/15/2030[1]	1,070
2,978	New Fortress Energy, Inc. 6.750%—09/15/2025[1]	2,945
7,629	Occidental Petroleum Corp. 0.000%—10/10/2036[5]	4,082
		16,508
PHARMACEUTICALS—0.3%
3,000	Teva Pharmaceutical Finance Netherlands III BV 6.750%—03/01/2028	3,078
PROFESSIONAL SERVICES—0.2%
1,642	KBR, Inc. 4.750%—09/30/2028[1]	1,516
ROAD & RAIL—0.7%
3,800	Norfolk Southern Corp. 4.050%—08/15/2052	3,176
4,077	Ryder System, Inc. MTN 5.250%—06/01/2028	4,150
		7,326
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.6%
1,230	KLA Corp. 5.650%—11/01/2034	1,318
4,600	NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875%—06/18/2026	4,484
		5,802
SOFTWARE—0.6%
3,500	Oracle Corp. 3.600%—04/01/2040	2,801

Corporate Bonds & Notes—Continued
Principal Amount		Value
SOFTWARE—Continued
$3,600	VMware LLC 4.650%—05/15/2027	$3,569
		6,370
SPECIALTY RETAIL—0.9%
2,900	Group 1 Automotive, Inc. 4.000%—08/15/2028[1]	2,676
2,956	Lithia Motors, Inc. 3.875%—06/01/2029[1]	2,656
3,612	Macy’s Retail Holdings LLC 5.875%—03/15/2030[1]	3,428
		8,760
TRADING COMPANIES & DISTRIBUTORS—2.0%
6,200	Aircastle Ltd. 2.850%—01/26/2028[1]	5,561
5,300	Aviation Capital Group LLC 4.125%—08/01/2025[1]	5,164
4,800	Ferguson Finance PLC 4.650%—04/20/2032[1]	4,693
3,875	LKQ Corp. 5.750%—06/15/2028	3,957
		19,375
WIRELESS TELECOMMUNICATION SERVICES—0.9%
1,118	American Tower Corp. 3.650%—03/15/2027	1,080
4,000	Crown Castle, Inc. 3.700%—06/15/2026	3,877
4,000	T-Mobile USA, Inc. 5.050%—07/15/2033	4,006
		8,963
Total Corporate Bonds & Notes (Cost $283,349)		274,917

Mortgage Pass-Through—25.1%

	Federal Home Loan Mortgage Corp.
29,105	2.500%—07/01/2050-05/01/2052	24,736
11,612	3.000%—02/01/2033-12/01/2046	10,762
194	3.500%—01/01/2026-02/01/2035	188
11,939	4.000%—03/01/2025-11/01/2048	11,488
148	4.500%—12/01/2040-09/01/2041	148
386	5.500%—02/01/2038-07/01/2038	398
1,210	6.000%—01/01/2029-05/01/2040	1,260
3	6.307% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.250%) 08/01/2035[2]	3
		48,983
	Federal Home Loan Mortgage Corp. REMICS[6]
3,655	Series 4628 Cl. CI 3.000%—05/15/2035	310
4,039	Series 4118 4.000%—10/15/2042	654
1,218	Series 4989 Cl. FA 5.248% (30 day USD SOFR Average + 0.464%) 08/15/2040[2]	1,210

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Mortgage Pass-Through—Continued
Principal Amount		Value
$1,176	Series 4989 Cl. FB 5.401% (30 day USD SOFR Average + 0.464%) 10/15/2040[2]	$1,166
—	Series 2266 Cl. F 5.911% (30 day USD SOFR Average + 0.564%) 11/15/2030[2]	—
		3,340
6,517	Federal Home Loan Mortgage Corp. STRIPS Series 304 Cl. C45 3.000%—12/15/2027	235
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
9	Series E3 Cl. A 4.629%—08/15/2032[2]	9
41	Series T-63 Cl. 1A1 6.258% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.200%) 02/25/2045[2]	38
		47
	Federal National Mortgage Association
3,717	2.000%—02/01/2051	3,013
34,866	2.500%—04/01/2035-04/01/2052	30,490
31,198	3.000%—11/01/2025-12/01/2050	28,013
19,409	3.500%—12/01/2025-01/01/2051	18,001
37,674	4.000%—02/01/2024-07/01/2051	36,305
26,500	4.500%—03/01/2024-12/01/2050	26,106
3,991	5.000%—10/01/2031-08/01/2053	3,994
9,154	5.500%—01/01/2025-09/01/2041	9,417
179	5.729% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.715%) 06/01/2035[2]	184
14	5.835% (USD IBOR Consumer Cash Fallback 12-month + 1.710%) 05/01/2035[2]	14
238	5.943% (USD IBOR Consumer Cash Fallback 12-month + 1.693%) 08/01/2035[2]	237
2,933	6.000%—06/01/2027-06/01/2040	3,041
52	6.412% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.400%) 10/01/2040[2]	52
		158,867
5,117	Federal National Mortgage Association Interest STRIPS Series 407 Cl. 7 5.000%—03/25/2041	1,102
	Federal National Mortgage Association REMICS[6]
9,014	Series 2017-70 Cl. AS 0.000%—09/25/2057[2,5]	348
4,608	Series 2011-98 Cl. ZL 3.500%—10/25/2041	4,286
2,742	Series 2016-102 Cl. JI 3.500%—02/25/2046	158
7,138	Series 2020-27 Cl. IM 3.500%—05/25/2035	629
6,542	Series 2020-44 Cl. AI 4.000%—07/25/2050	1,296
172	Series 2003-25 Cl. KP 5.000%—04/25/2033	170
2,418	Series 2015-30 Cl. EI 5.000%—05/25/2045	376
1,626	Series 2016-33 Cl. NI 5.000%—07/25/2034	258
19	Series 2006-5 Cl. 3A2 5.242%—05/25/2035[2]	20

Mortgage Pass-Through—Continued
Principal Amount		Value
$1,415	Series 2015-38 Cl. DF 5.755% (30 day USD SOFR Average + 0.424%) 06/25/2055[2]	$1,395
1,985	Series 2011-59 Cl. YI 6.000%—07/25/2041	317
		9,253
86	Federal National Mortgage Association REMICS Trust[6] Series 2003-W1 Cl. 1A1 4.784%—12/25/2042[2]	82
	Government National Mortgage Association
21	2.750% (USD IBOR Consumer Cash Fallback 12-month + 1.500%)—12/20/2026-11/20/2029[2]	21
4	2.750% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%)— 10/20/2025-11/20/2025[2]	4
543	3.000%—11/15/2049	485
1	3.000% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 10/20/2025[2]	—
96	3.625% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity + 1.500%)— 01/20/2025-02/20/2032[2]	97
10	3.625% (USD IBOR Consumer Cash Fallback 12-month + 1.500%) 07/20/2027[2]	10
2	4.000% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%)— 07/20/2024-09/20/2024[2]	2
4,027	4.000%—09/15/2049-03/15/2050	3,886
1,118	4.500%—02/20/2049	1,103
16,526	5.000%—08/15/2033-06/15/2050	16,799
		22,407
	Government National Mortgage Association REMICS[6]
3,385	Series 2010-47 Cl. SK 1.149% (1 Month USD Term SOFR + 6.486%) 07/20/2037[2]	153
3,271	Series 2007-41 Cl. SM 1.249% (1 Month USD Term SOFR + 6.586%) 07/20/2037[2]	284
4,306	Series 2020-4 Cl. DI 4.000%—03/20/2041	610
4,127	Series 2014-2 Cl. IC 5.000%—01/16/2044	774
579	Series 2015-180 Cl. CI 5.000%—12/16/2045	93
691	Series 2017-163 Cl. IE 5.500%—02/20/2039	125
314	Series 2016-136 Cl. IA 6.000%—10/20/2038	41
		2,080
Total Mortgage Pass-Through (Cost $268,142)		246,396

U.S. Government Obligations—21.2%

	U.S. Treasury Bonds
63,321	1.750%—08/15/2041	43,487
29,777	2.000%—08/15/2051	18,822
9,447	2.250%—02/15/2052	6,344
7,730	2.375%—02/15/2042	5,852
7,428	3.000%—08/15/2052	5,893

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
U.S. Government Obligations—Continued
Principal Amount		Value
$19,242	3.375%—08/15/2042	$16,947
16,561	3.625%—05/15/2053	14,886
14,923	3.875%—05/15/2043	14,045
8,726	4.125%—08/15/2053	8,583
4,697	4.375%—08/15/2043	4,732
		139,591
	U.S. Treasury Notes
7,551	2.750%—08/15/2032	6,900
6,389	3.375%—05/15/2033	6,108
39,198	3.875%—08/15/2033	38,971
16,133	4.375%—08/31/2028-11/30/2028	16,480
		68,459
Total U.S. Government Obligations (Cost $236,695)		208,050
TOTAL INVESTMENTS—98.7% (Cost $1,047,203)		970,700
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		12,985
TOTAL NET ASSETS—100.0%		$983,685

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2024, the aggregate value of these securities was $251,111 or 26% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect as of January 31, 2024.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
Step coupon security; the stated rate represents the rate in effect as of January 31, 2024.
4
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
5
Zero coupon bond
6
REMICs are collateralized mortgage obligations which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
CLO
Collateralized Loan Obligation
MTN
Medium Term Loan
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Disruptive Innovation Fund
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.0%
Shares		Value
AUTOMOBILES—0.6%
2,525	Tesla, Inc. *	$473
BIOTECHNOLOGY—11.7%
3,529	89bio, Inc. *	35
100,142	Adaptimmune Therapeutics PLC ADR*,1	96
6,748	Alkermes PLC *	182
51,149	Allogene Therapeutics, Inc. *	180
15,227	Arrowhead Pharmaceuticals, Inc. *	489
8,574	Ascendis Pharma AS ADR (Denmark)*,1	1,114
150,589	Autolus Therapeutics PLC ADR (United Kingdom)*,1	907
22,056	Avidity Biosciences, Inc. *	270
18,749	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	327
54,762	C4 Therapeutics, Inc. *	338
10,659	Fate Therapeutics, Inc. *	66
13,292	Freeline Therapeutics Holdings PLC ADR (United Kingdom)*,1	86
9,637	Intellia Therapeutics, Inc. *	230
49,186	Iovance Biotherapeutics, Inc. *	380
4,267	Krystal Biotech, Inc. *	475
11,215	Kymera Therapeutics, Inc. *	368
4,442	Legend Biotech Corp. ADR*,1	245
143,270	Magenta Therapeutics, Inc. - CVR *	— [x]
7,001	Moderna, Inc. *	707
539	Mural Oncology PLC *	2
102,443	Precision BioSciences, Inc. *	39
23,557	REGENXBIO, Inc. *	290
32,173	Repare Therapeutics, Inc. (Canada)*	210
23,497	Replimune Group, Inc. *	182
38,849	Rocket Pharmaceuticals, Inc. *	1,116
20,901	Synlogic, Inc. *	72
19,013	uniQure NV (Netherlands)*	106
		8,512
BROADLINE RETAIL—5.7%
12,171	Amazon.com, Inc. *	1,889
1,311	MercadoLibre, Inc. (Brazil)*	2,244
		4,133
CHEMICALS—2.3%
4,176	Linde PLC	1,691
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.5%
187,397	Dada Nexus Ltd. ADR (China)*,1	354
ELECTRICAL EQUIPMENT—0.3%
662	Hubbell, Inc.	222
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%
16,634	Cognex Corp.	601
ENTERTAINMENT—0.2%
3,532	Sea Ltd. ADR (Singapore)*,1	135
FINANCIAL SERVICES—6.9%
1,008	Adyen NV (Netherlands)*,2	1,264
23,046	Block, Inc. *	1,498
11,268	Fiserv, Inc. *	1,599
36,936	Toast, Inc. Class A*	656
		5,017
HEALTH CARE EQUIPMENT & SUPPLIES—3.3%
687	Cooper Cos., Inc.	256
9,875	Dexcom, Inc. *	1,199
540	IDEXX Laboratories, Inc. *	278
1,432	Inspire Medical Systems, Inc. *	302
1,179	Insulet Corp. *	225
2,657	Lantheus Holdings, Inc. *	138
		2,398

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—0.1%
162,855	Invitae Corp. *	$63
HOTELS, RESTAURANTS & LEISURE—4.2%
374	Chipotle Mexican Grill, Inc. *	901
582,211	Deliveroo PLC (United Kingdom)*,2	864
10,299	DoorDash, Inc. Class A*	1,073
6,213	DraftKings, Inc. Class A*	243
		3,081
INSURANCE—2.4%
9,719	Progressive Corp.	1,732
INTERACTIVE MEDIA & SERVICES—2.6%
8,344	Alphabet, Inc. Class A*	1,169
1,963	Meta Platforms, Inc. Class A*	766
		1,935
IT SERVICES—6.1%
13,854	Cloudflare, Inc. Class A*	1,095
1,181	MongoDB, Inc. *	473
2,583	Okta, Inc. *	214
23,533	Shopify, Inc. Class A (Canada)*	1,884
4,133	Snowflake, Inc. Class A*	809
		4,475
LIFE SCIENCES TOOLS & SERVICES—4.4%
7,533	Danaher Corp.	1,807
1,703	ICON PLC *	444
905	Lonza Group AG (Switzerland)	443
907	Thermo Fisher Scientific, Inc.	489
		3,183
MACHINERY—0.7%
4,675	Chart Industries, Inc. *	546
PHARMACEUTICALS—1.8%
12,673	Arvinas, Inc. *	526
7,421	Catalent, Inc. *	383
642	Eli Lilly & Co.	415
		1,324
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—15.5%
16,539	Advanced Micro Devices, Inc. *	2,773
4,039	Applied Materials, Inc.	664
2,276	ASML Holding NV (Netherlands)	1,975
2,875	Lam Research Corp.	2,372
9,304	Lattice Semiconductor Corp. *	566
4,704	Microchip Technology, Inc.	401
1,928	NVIDIA Corp.	1,186
8,618	Texas Instruments, Inc.	1,380
		11,317
SOFTWARE—24.8%
300,301	Agora, Inc. ADR (China)*,1	841
1,944	Atlassian Corp. Class A*	485
6,903	Bentley Systems, Inc. Class B	348
6,468	Cadence Design Systems, Inc. *	1,866
21,353	CCC Intelligent Solutions Holdings, Inc. *	235
5,451	Datadog, Inc. Class A*	678
6,062	DoubleVerify Holdings, Inc. *	242
6,499	Dynatrace, Inc. *	370
1,340	HubSpot, Inc. *	819
8,989	Microsoft Corp.	3,574
1,194	Monday.com Ltd. *	251
1,160	Nice Ltd. ADR (Israel)*,1	241
2,133	Palo Alto Networks, Inc. *	722
14,384	Procore Technologies, Inc. *	1,027

⬤

Harbor Disruptive Innovation Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
4,120	Salesforce, Inc. *	$1,158
36,403	Samsara, Inc. Class A*	1,143
2,652	ServiceNow, Inc. *	2,030
13,952	Smartsheet, Inc. Class A*	627
1,615	Splunk, Inc. *	248
2,407	Workday, Inc. Class A*	701
2,177	Zscaler, Inc. *	513
		18,119
SPECIALTY RETAIL—0.0%
375,682	Farfetch Ltd. Class A (United Kingdom)*	11

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—2.1%
2,431	United Rentals, Inc.	$1,520
TOTAL COMMON STOCKS (Cost $56,807)		70,842
TOTAL INVESTMENTS—97.0% (Cost $56,807)		70,842
CASH AND OTHER ASSETS, LESS LIABILITIES—3.0%		2,156
TOTAL NET ASSETS—100%		$72,998

FAIR VALUE MEASUREMENTS
As of January 31, 2024, the investment in Magenta Therapeutics, Inc.- CVR (as disclosed in the preceding Portfolio of Investments) was classified as Level 3, the investments in Adyen NV, ASML Holding NV, Deliveroo PLC, and Lonza Group AG (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2024 (000s)	Unrealized Gain/(Loss) as of 01/31/2024 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/24 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Magenta Therapeutics, Inc. - CVR*	$—	Market Approach	Estimated Recovery Value	USD 0.00

*
Non-income producing security
x
Fair valued in accordance with Harbor funds' valuation procedures.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2024, the aggregate value of these securities was $2,128 or 3% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.9%
Shares		Value
AEROSPACE & DEFENSE—1.3%
400,536	BAE Systems PLC (United Kingdom)	$5,967
1,735,120	Rolls-Royce Holdings PLC (United Kingdom)*	6,587
		12,554
AIR FREIGHT & LOGISTICS—0.1%
131,600	Senko Group Holdings Co. Ltd. (Japan)	1,029
AUTOMOBILE COMPONENTS—0.7%
88,500	Bridgestone Corp. (Japan)	3,835
170,449	Gestamp Automocion SA (Spain)[1]	566
307,449	Johnson Electric Holdings Ltd. (Hong Kong)	403
39,733	Magna International, Inc. (Canada)	2,258
		7,062
AUTOMOBILES—0.5%
43,048	Bayerische Motoren Werke AG (Germany)	4,479
BANKS—11.3%
19,377,500	Bank Central Asia Tbk. PT (Indonesia)	11,724
484,467	Bank of Ireland Group PLC (Ireland)	4,455
83,881	Bank of Nova Scotia (Canada)	3,922
2,872,992	Barclays PLC (United Kingdom)	5,339
1,355,160	CaixaBank SA (Spain)	5,778
52,023	Capitec Bank Holdings Ltd. (South Africa)	5,541
112,241	Close Brothers Group PLC (United Kingdom)	771
197,047	DBS Group Holdings Ltd. (Singapore)	4,667
298,584	DNB Bank ASA (Norway)	5,804
67,100	Fukuoka Financial Group, Inc. (Japan)	1,649
917,400	Grupo Financiero Banorte SAB de CV Class O (Mexico)	9,328
200,687	HDFC Bank Ltd. ADR (India)[2]	11,136
213,962	HSBC Holdings PLC (Hong Kong)	1,673
5,210,545	Lloyds Banking Group PLC (United Kingdom)	2,793
1,068,700	Resona Holdings, Inc. (Japan)	5,900
199,171	Shinhan Financial Group Co. Ltd. (South Korea)	6,103
539,945	Standard Chartered PLC (United Kingdom)	4,081
268,800	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	5,509
317,731	Svenska Handelsbanken AB Class A (Sweden)[3]	3,425
264,595	UniCredit SpA (Italy)	7,751
		107,349
BEVERAGES—3.8%
657,900	Arca Continental SAB de CV (Mexico)	7,480
49,100	Asahi Group Holdings Ltd. (Japan)	1,825
51,831	Carlsberg AS Class B (Denmark)	6,669
31,491	Coca-Cola Europacific Partners PLC (United States)	2,170
395,430	Davide Campari-Milano NV (Italy)	4,006
219,025	Diageo PLC (United Kingdom)	7,911
421,200	Kirin Holdings Co. Ltd. (Japan)	6,054
		36,115
BIOTECHNOLOGY—0.6%
26,792	CSL Ltd. (Australia)	5,261
BROADLINE RETAIL—1.0%
28,602	Naspers Ltd. Class N (South Africa)	4,797
311,535	Vipshop Holdings Ltd. ADR (China)*,2	4,951
		9,748
BUILDING PRODUCTS—1.3%
207,017	Assa Abloy AB Class B (Sweden)	5,677
328,304	Fletcher Building Ltd. (New Zealand)	905
10,183	Geberit AG (Switzerland)	5,862
		12,444
CAPITAL MARKETS—3.5%
402,291	3i Group PLC (United Kingdom)	12,594
2,760,900	B3 SA - Brasil Bolsa Balcao (Brazil)	7,295

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
37,583	Brookfield Asset Management Ltd. Class A (Canada)	$1,511
150,827	Brookfield Corp. (Canada)	5,986
64,377	IG Group Holdings PLC (United Kingdom)	579
408,074	Jupiter Fund Management PLC (United Kingdom)	408
702,400	Nomura Holdings, Inc. (Japan)	3,783
56,282	Rathbones Group PLC (United Kingdom)	1,177
		33,333
CHEMICALS—0.6%
183,200	Air Water, Inc. (Japan)	2,420
44,200	Nissan Chemical Corp. (Japan)	1,763
27,400	Sumitomo Bakelite Co. Ltd. (Japan)	1,361
		5,544
COMMERCIAL SERVICES & SUPPLIES—1.1%
31,112	Befesa SA (Germany)[1]	1,093
174,306	Brambles Ltd. (Australia)	1,662
647,846	Cleanaway Waste Management Ltd. (Australia)	1,097
54,800	Daiei Kankyo Co. Ltd. (Japan)	932
100,331	Elis SA (France)	2,206
11,300	Secom Co. Ltd. (Japan)	820
1,246,037	Serco Group PLC (United Kingdom)	2,719
		10,529
CONSTRUCTION & ENGINEERING—1.3%
182,200	INFRONEER Holdings, Inc. (Japan)	1,905
345,600	Obayashi Corp. (Japan)	3,199
165,500	Penta-Ocean Construction Co. Ltd. (Japan)	887
127,184	SNC-Lavalin Group, Inc. (Canada)	4,218
47,755	Taisei Corp. (Japan)	1,741
		11,950
CONSTRUCTION MATERIALS—1.5%
507,511	Cemex SAB de CV ADR (Mexico)*,2	4,202
43,860	Holcim AG (Switzerland)	3,350
134,100	Taiheiyo Cement Corp. (Japan)	2,760
127,958	Wienerberger AG (Austria)	4,337
		14,649
CONSUMER FINANCE—0.2%
296,575	International Personal Finance PLC (United Kingdom)	452
97,300	Marui Group Co. Ltd. (Japan)	1,609
158,869	Vanquis Banking Group PLC (United Kingdom)	237
		2,298
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.5%
91,152	Alimentation Couche-Tard, Inc. (Canada)	5,341
263,787	Bid Corp. Ltd. (South Africa)	6,384
100,174	HelloFresh SE (Germany)*	1,325
133,611	Koninklijke Ahold Delhaize NV (Netherlands)	3,758
54,251	Loblaw Cos. Ltd. (Canada)	5,421
37,300	MatsukiyoCocokara & Co. (Japan)	678
18,300	Seven & i Holdings Co. Ltd. (Japan)	723
140,921	X5 Retail Group NV GDR (Russia)*,2	— [x]
		23,630
CONTAINERS & PACKAGING—0.4%
416,617	DS Smith PLC (United Kingdom)	1,485
129,300	Toyo Seikan Group Holdings Ltd. (Japan)	2,054
		3,539
DISTRIBUTORS—0.1%
165,080	Inchcape PLC (United Kingdom)	1,421
DIVERSIFIED TELECOMMUNICATION SERVICES—1.5%
33,353	BCE, Inc. (Canada)	1,346

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
1,236,856	Koninklijke KPN NV (Netherlands)	$4,208
6,906,900	Nippon Telegraph & Telephone Corp. (Japan)	8,673
		14,227
ELECTRICAL EQUIPMENT—2.6%
225,301	Havells India Ltd. (India)	3,516
27,254	Legrand SA (France)	2,641
227,900	Mitsubishi Electric Corp. (Japan)	3,382
40,879	Schneider Electric SE (France)	8,031
265,375	Vestas Wind Systems AS (Denmark)*	7,482
		25,052
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.0%
515,315	Delta Electronics, Inc. (Taiwan)	4,611
88,500	Kyocera Corp. (Japan)	1,296
50,800	TDK Corp. (Japan)	2,527
56,200	Topcon Corp. (Japan)	646
		9,080
ENERGY EQUIPMENT & SERVICES—0.3%
510,357	John Wood Group PLC (United Kingdom)*	1,012
108,163	Technip Energies NV (France)	2,239
		3,251
FINANCIAL SERVICES—1.2%
525,818	Chailease Holding Co. Ltd. (Taiwan)	2,911
138,543	Edenred SE (France)	8,275
		11,186
FOOD PRODUCTS—1.1%
822,000	First Pacific Co. Ltd. (Hong Kong)	312
562,850	Marico Ltd. (India)	3,587
52,300	Megmilk Snow Brand Co. Ltd. (Japan)	820
58,200	NH Foods Ltd. (Japan)	1,993
49,500	Toyo Suisan Kaisha Ltd. (Japan)	2,578
20,716	Viscofan SA (Spain)	1,213
		10,503
GROUND TRANSPORTATION—1.2%
60,949	Canadian Pacific Kansas City Ltd. (Canada)	4,904
569,754	Localiza Rent a Car SA (Brazil)	6,224
		11,128
HEALTH CARE EQUIPMENT & SUPPLIES—1.8%
47,708	Coloplast AS Class B (Denmark)	5,499
1,044,697	ConvaTec Group PLC (United Kingdom)[1]	3,179
99,374	Demant AS (Denmark)*	4,502
17,350	EssilorLuxottica SA (France)	3,400
45,100	Olympus Corp. (Japan)	668
		17,248
HEALTH CARE PROVIDERS & SERVICES—0.7%
65,676	Amplifon SpA (Italy)	2,144
66,610	Fresenius Medical Care AG (Germany)	2,574
76,000	Medipal Holdings Corp. (Japan)	1,213
50,500	Ship Healthcare Holdings, Inc. (Japan)	766
		6,697
HOTELS, RESTAURANTS & LEISURE—3.6%
70,086	Aristocrat Leisure Ltd. (Australia)	2,021
267,543	Compass Group PLC (United Kingdom)	7,369
15,289	Domino’s Pizza Enterprises Ltd. (Australia)	393
396,634	Entain PLC (United Kingdom)	4,831
43,792	Flutter Entertainment PLC (United Kingdom)*	8,989
385,000	Galaxy Entertainment Group Ltd. (Hong Kong)	1,998
36,838	InterContinental Hotels Group PLC (United Kingdom)	3,491

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
200,209	Playtech PLC (United Kingdom)*	$1,123
1,312,692	SSP Group PLC (United Kingdom)*	3,736
		33,951
HOUSEHOLD DURABLES—1.3%
251,831	Barratt Developments PLC (United Kingdom)	1,716
46,190	GN Store Nord AS (Denmark)*	1,089
886,015	Midea Group Co. Ltd. Class A (China)	7,191
43,100	Sekisui Chemical Co. Ltd. (Japan)	616
18,600	Sony Group Corp. (Japan)	1,824
		12,436
HOUSEHOLD PRODUCTS—0.6%
80,917	Reckitt Benckiser Group PLC (United Kingdom)	5,850
INDUSTRIAL CONGLOMERATES—1.4%
287,000	CK Hutchison Holdings Ltd. (Hong Kong)	1,483
50,180	DCC PLC (United Kingdom)	3,648
66,100	Hitachi Ltd. (Japan)	5,192
44,400	Jardine Matheson Holdings Ltd. (Hong Kong)	1,783
151,000	Nisshinbo Holdings, Inc. (Japan)	1,246
		13,352
INSURANCE—5.8%
52,599	Admiral Group PLC (United Kingdom)	1,672
1,771,200	AIA Group Ltd. (Hong Kong)	13,890
168,100	Dai-ichi Life Holdings, Inc. (Japan)	3,687
10,093	Fairfax Financial Holdings Ltd. (Canada)	10,521
66,100	Great Eastern Holdings Ltd. (Singapore)	862
17,105	Hannover Rueck SE (Germany)	4,100
225,422	Hiscox Ltd. (United Kingdom)	2,959
182,600	Japan Post Holdings Co. Ltd. (Japan)	1,748
18,450	Prudential PLC (Hong Kong)	193
326,074	Prudential PLC (United Kingdom)	3,350
325,857	QBE Insurance Group Ltd. (Australia)	3,355
108,462	Sampo OYJ Class A (Finland)	4,540
173,700	Tokio Marine Holdings, Inc. (Japan)	4,580
		55,457
INTERACTIVE MEDIA & SERVICES—1.1%
297,339	Auto Trader Group PLC (United Kingdom)[1]	2,736
36,866	Baidu, Inc. ADR (China)*,2	3,882
32,856	CAR Group Ltd. (Australia)	706
458,437	Rightmove PLC (United Kingdom)	3,244
		10,568
IT SERVICES—2.5%
10,487	Alten SA (France)	1,621
290,896	Infosys Ltd. ADR (India)[2]	5,777
58,900	NEC Corp. (Japan)	3,849
86,700	NET One Systems Co. Ltd. (Japan)	1,410
35,400	NS Solutions Corp. (Japan)	1,181
98,200	SCSK Corp. (Japan)	1,928
180,478	Tata Consultancy Services Ltd. (India)	8,264
		24,030
LEISURE PRODUCTS—0.5%
132,500	Sega Sammy Holdings, Inc. (Japan)	1,950
97,452	Spin Master Corp. (Canada)[1]	2,507
		4,457
LIFE SCIENCES TOOLS & SERVICES—0.6%
52,774	Eurofins Scientific SE (France)	3,178
23,444	Gerresheimer AG (Germany)	2,390
		5,568

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MACHINERY—4.8%
38,940	Alfa Laval AB (Sweden)	$1,429
45,153	ANDRITZ AG (Austria)	2,780
443,622	CNH Industrial NV (United States)	5,323
70,600	Daifuku Co. Ltd. (Japan)	1,392
159,145	Fluidra SA (Spain)	3,445
56,671	GEA Group AG (Germany)	2,270
34,600	Komatsu Ltd. (Japan)	984
63,300	Kubota Corp. (Japan)	958
87,800	Mitsubishi Heavy Industries Ltd. (Japan)	5,857
52,900	Miura Co. Ltd. (Japan)	967
109,900	NSK Ltd. (Japan)	599
486,249	Rotork PLC (United Kingdom)	1,917
139,412	Sandvik AB (Sweden)	2,930
1,752,400	Sany Heavy Industry Co. Ltd. Class A (China)	3,196
20,910	Stabilus SE (Germany)	1,465
565,500	Techtronic Industries Co. Ltd. (Hong Kong)	6,006
21,400	Toyota Industries Corp. (Japan)	1,810
120,767	Wartsila OYJ Abp (Finland)	1,782
		45,110
MARINE TRANSPORTATION—0.1%
195,689	Irish Continental Group PLC (Ireland)	972
MEDIA—1.0%
175,300	Fuji Media Holdings, Inc. (Japan)	2,077
107,909	Future PLC (United Kingdom)	967
81,400	Hakuhodo DY Holdings, Inc. (Japan)	625
1,560,364	ITV PLC (United Kingdom)	1,182
133,720	Nippon Television Holdings, Inc. (Japan)	1,560
75,100	TBS Holdings, Inc. (Japan)	1,742
134,994	WPP PLC (United Kingdom)	1,305
		9,458
METALS & MINING—4.8%
66,906	Acerinox SA (Spain)	706
369,762	African Rainbow Minerals Ltd. (South Africa)	3,653
164,423	ArcelorMittal SA (France)	4,528
237,724	Barrick Gold Corp. (Canada)	3,713
176,524	BHP Group Ltd. (Australia)	5,401
87,974	BlueScope Steel Ltd. (Australia)	1,343
32,900	Dowa Holdings Co. Ltd. (Japan)	1,147
569,442	Evolution Mining Ltd. (Australia)	1,193
207,352	First Quantum Minerals Ltd. (Canada)	1,882
33,286	Franco-Nevada Corp. (Canada)	3,601
1,464,391	Glencore PLC (United Kingdom)	7,748
20,775	Newmont Corp. CDI (Australia)[2]	713
206,544	Pilbara Minerals Ltd. (Australia)	471
320,373	Severstal PAO GDR (Russia)*,2	— [x]
93,814	Southern Copper Corp. (Peru)	7,702
65,300	Sumitomo Metal Mining Co. Ltd. (Japan)	1,805
		45,606
OIL, GAS & CONSUMABLE FUELS—3.8%
2,116,336	BP PLC (United Kingdom)	12,360
93,872	Canadian Natural Resources Ltd. (Canada)	6,008
117,563	Equinor ASA (Norway)	3,364
210,300	Inpex Corp. (Japan)	2,859
184,699	PrairieSky Royalty Ltd. (Canada)	3,047
335,684	PRIO SA (Brazil)	2,976
536,253	Santos Ltd. (Australia)	2,710
118,242	Woodside Energy Group Ltd. (Australia)	2,473
		35,797
PAPER & FOREST PRODUCTS—0.4%
236,800	Oji Holdings Corp. (Japan)	926
47,821	Stella-Jones, Inc. (Canada)	2,829
		3,755

COMMON STOCKS—Continued
Shares		Value
PASSENGER AIRLINES—1.4%
119,033	Air Canada (Canada)*	$1,613
60,311	Copa Holdings SA Class A (Panama)	5,794
464,881	easyJet PLC (United Kingdom)*	3,255
610,611	Qantas Airways Ltd. (Australia)*	2,201
		12,863
PERSONAL CARE PRODUCTS—0.4%
517,390	Dabur India Ltd. (India)	3,365
284,709	L’Occitane International SA (Hong Kong)	909
		4,274
PHARMACEUTICALS—2.6%
206,177	Novo Nordisk AS Class B (Denmark)	23,567
65,600	Tsumura & Co. (Japan)	1,187
		24,754
PROFESSIONAL SERVICES—2.7%
147,126	ALS Ltd. (Australia)	1,209
1,485,365	Capita PLC (United Kingdom)*	357
66,938	Experian PLC (United Kingdom)	2,786
68,633	Hays PLC (United Kingdom)	85
88,749	Intertek Group PLC (United Kingdom)	5,037
93,307	IPH Ltd. (Australia)	415
463,006	Pagegroup PLC (United Kingdom)	2,690
600,700	Persol Holdings Co. Ltd. (Japan)	955
51,351	Randstad NV (Netherlands)	2,920
211,938	RELX PLC (United Kingdom)	8,748
65,924	RWS Holdings PLC (United Kingdom)	199
		25,401
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
143,600	Daiwa House Industry Co. Ltd. (Japan)	4,440
226,500	Swire Pacific Ltd. Class A (Hong Kong)	1,753
		6,193
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.5%
21,150	ASML Holding NV (Netherlands)	18,350
39,200	ASMPT Ltd. (Hong Kong)	378
139,000	MediaTek, Inc. (Taiwan)	4,289
225,100	Renesas Electronics Corp. (Japan)*	3,693
812,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	16,255
		42,965
SOFTWARE—1.1%
3,093	Constellation Software, Inc. (Canada)	8,549
9,439	Lumine Group, Inc. (Canada)*	220
17,800	Oracle Corp. (Japan)	1,403
		10,172
SPECIALTY RETAIL—1.1%
73,000	ABC-Mart, Inc. (Japan)	1,265
967,200	Esprit Holdings Ltd. (Hong Kong)*	36
380,141	Pets at Home Group PLC (United Kingdom)	1,346
54,200	USS Co. Ltd. (Japan)	1,025
90,680	WH Smith PLC (United Kingdom)	1,386
1,769,000	Zhongsheng Group Holdings Ltd. (China)	2,986
126,600	ZOZO, Inc. (Japan)	2,772
		10,816
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.8%
624,529	Advantech Co. Ltd. (Taiwan)	6,732
181,949	Samsung Electronics Co. Ltd. (South Korea)	9,886
		16,618
TEXTILES, APPAREL & LUXURY GOODS—2.5%
21,588	adidas AG (Germany)	4,075

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—Continued
54,506	Cie Financiere Richemont SA Class A (Switzerland)	$8,096
85,810	Gildan Activewear, Inc. (Canada)	2,834
996,000	Li Ning Co. Ltd. (China)	2,128
489,300	Samsonite International SA (Hong Kong)*,1	1,366
485,300	Shenzhou International Group Holdings Ltd. (China)	4,322
400,070	Stella International Holdings Ltd. (Hong Kong)	528
		23,349
TRADING COMPANIES & DISTRIBUTORS—2.7%
517,600	BOC Aviation Ltd. (China)[1]	3,880
70,277	Brenntag SE (Germany)	6,213
153,426	Bunzl PLC (United Kingdom)	6,235
79,323	Finning International, Inc. (Canada)	2,296
60,500	ITOCHU Corp. (Japan)	2,746
67,424	Rexel SA (France)	1,796
76,984	Richelieu Hardware Ltd. (Canada)[3]	2,486
		25,652
TRANSPORTATION INFRASTRUCTURE—0.7%
308,660	Grupo Aeroportuario del Pacifico SAB de CV Class B (Mexico)	4,806
48,000	Mitsubishi Logistics Corp. (Japan)	1,483
		6,289

COMMON STOCKS—Continued
Shares		Value
WIRELESS TELECOMMUNICATION SERVICES—0.2%
24,900	KDDI Corp. (Japan)	$825
27,191	Rogers Communications, Inc. Class B (Canada)	1,270
		2,095
TOTAL COMMON STOCKS (Cost $799,216)		$929,114

PREFERRED STOCKS—0.3%

(Cost $3,067)
BEVERAGES—0.3%
1,218,390	Embotelladora Andina SA Class B (Chile)	3,104
TOTAL INVESTMENTS—98.2% (Cost $802,283)		932,218
CASH AND OTHER ASSETS, LESS LIABILITIES—1.8%		16,719
TOTAL NET ASSETS—100%		$948,937

RIGHTS/WARRANTS
Description	Shares	Strike Price		Expiration Date	Cost (000s)	Value (000s)
Constellation Software, Inc. (Canada)*	3,982	CAD	0.00	03/31/2040	$—	$—[x]
Localiza Rent a Car SA (Brazil)*	2,067	BRL	45.35	02/05/2024	—	4
Total Rights/Warrants						$4
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2024 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Africa	$—	$20,375	$—	$20,375
Europe	—	401,384	—	401,384
Latin America	55,807	—	—	55,807
Middle East/Central Asia	16,913	34,721	—	51,634
North America	95,776	—	—	95,776
Pacific Basin	8,833	295,305	—	304,138
Preferred Stocks
Latin America	—	3,104	—	3,104
Total Investments in Securities	$177,329	$754,889	$—	$932,218
Financial Derivative Instruments - Assets
Rights/Warrants	$4	$—	$—	4
Total Investments	$177,333	$754,889	$—	$932,222
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2024 (000s)	Unrealized Gain/(Loss) as of 01/31/2024 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(11,174)
Rights/Warrants	—	—	—	—	—	—	—	—	—	—
	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(11,174)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/24 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PAO GDR (Russia)*	$—	Market Approach	Estimated Recovery Value	USD 0.00
X5 Retail Group NV GDR (Russia)*	—	Market Approach	Estimated Recovery Value	USD 0.00
$—
Financial Derivative Instruments
Rights/Warrants
Constellation Software, Inc. (Canada)*	$—	Market Approach	Estimated Recovery Value	CAD 0.00

*
Non-income producing security
x
Fair valued in accordance with Harbor funds' valuation procedures.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2024, the aggregate value of these securities was $15,327 or 2% of net assets.
2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
3
All or a portion of this security was out on loan as of January 31, 2024. The market value of securities on loan and non-cash collateral were $5,207 and $5,497, respectively.
BRL
Brazilian Real
CAD
Canadian Dollar
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.7%
Shares		Value
AEROSPACE & DEFENSE—2.0%
2,177,197	BAE Systems PLC (United Kingdom)	$32,432
9,430,538	Rolls-Royce Holdings PLC (United Kingdom)*	35,803
		68,235
AIR FREIGHT & LOGISTICS—0.2%
703,500	Senko Group Holdings Co. Ltd. (Japan)	5,500
AUTOMOBILE COMPONENTS—0.8%
468,500	Bridgestone Corp. (Japan)	20,301
890,204	Gestamp Automocion SA (Spain)[1]	2,953
91,835	Hankook Tire & Technology Co. Ltd. (South Korea)*	3,515
862,007	Johnson Electric Holdings Ltd. (Hong Kong)	1,131
		27,900
AUTOMOBILES—0.8%
234,107	Bayerische Motoren Werke AG (Germany)	24,360
10,784	Hyundai Motor Co. (South Korea)	1,568
		25,928
BANKS—9.9%
104,504	Axis Bank Ltd. (India)	1,343
11,102,900	Bank Central Asia Tbk. PT (Indonesia)	6,717
2,619,195	Bank of Ireland Group PLC (Ireland)	24,086
15,608,456	Barclays PLC (United Kingdom)	29,006
7,366,405	CaixaBank SA (Spain)	31,410
29,808	Capitec Bank Holdings Ltd. (South Africa)	3,175
616,487	Close Brothers Group PLC (United Kingdom)	4,237
585,334	DBS Group Holdings Ltd. (Singapore)	13,864
1,597,283	DNB Bank ASA (Norway)	31,051
356,500	Fukuoka Financial Group, Inc. (Japan)	8,762
525,700	Grupo Financiero Banorte SAB de CV Class O (Mexico)	5,345
119,582	Hana Financial Group, Inc. (South Korea)	4,276
114,989	HDFC Bank Ltd. ADR (India)[2]	6,381
645,569	HSBC Holdings PLC (Hong Kong)	5,047
28,314,028	Lloyds Banking Group PLC (United Kingdom)	15,178
5,651,700	Resona Holdings, Inc. (Japan)	31,199
112,875	Shinhan Financial Group Co. Ltd. (South Korea)	3,458
2,377,869	Standard Chartered PLC (United Kingdom)	17,971
1,427,400	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	29,252
1,726,582	Svenska Handelsbanken AB Class A (Sweden)	18,613
1,438,333	UniCredit SpA (Italy)	42,132
		332,503
BEVERAGES—4.8%
372,900	Arca Continental SAB de CV (Mexico)	4,239
258,600	Asahi Group Holdings Ltd. (Japan)	9,612
277,282	Carlsberg AS Class B (Denmark)	35,677
171,158	Coca-Cola Europacific Partners PLC (United States)	11,793
2,115,903	Davide Campari-Milano NV (Italy)	21,437
1,190,574	Diageo PLC (United Kingdom)	43,001
2,216,100	Kirin Holdings Co. Ltd. (Japan)	31,854
6,929,500	Thai Beverage PCL (Singapore)	2,705
		160,318
BIOTECHNOLOGY—0.5%
82,722	CSL Ltd. (Australia)	16,245
BROADLINE RETAIL—0.2%
16,209	Naspers Ltd. Class N (South Africa)	2,719
178,504	Vipshop Holdings Ltd. ADR (China)*,2	2,836
		5,555
BUILDING PRODUCTS—1.9%
1,125,323	Assa Abloy AB Class B (Sweden)	30,863
969,109	Fletcher Building Ltd. (New Zealand)	2,671

COMMON STOCKS—Continued
Shares		Value
BUILDING PRODUCTS—Continued
55,745	Geberit AG (Switzerland)	$32,089
		65,623
CAPITAL MARKETS—3.1%
2,152,089	3i Group PLC (United Kingdom)	67,371
1,581,900	B3 SA - Brasil Bolsa Balcao (Brazil)	4,180
354,024	IG Group Holdings PLC (United Kingdom)	3,181
2,248,357	Jupiter Fund Management PLC (United Kingdom)	2,251
3,675,400	Nomura Holdings, Inc. (Japan)	19,796
314,668	Rathbones Group PLC (United Kingdom)	6,582
		103,361
CHEMICALS—0.9%
974,200	Air Water, Inc. (Japan)	12,868
234,500	Nissan Chemical Corp. (Japan)	9,353
145,000	Sumitomo Bakelite Co. Ltd. (Japan)	7,206
		29,427
COMMERCIAL SERVICES & SUPPLIES—1.5%
166,388	Befesa SA (Germany)[1]	5,847
524,225	Brambles Ltd. (Australia)	4,998
1,829,786	Cleanaway Waste Management Ltd. (Australia)	3,098
293,000	Daiei Kankyo Co. Ltd. (Japan)	4,985
533,637	Elis SA (France)	11,733
59,600	Secom Co. Ltd. (Japan)	4,326
6,802,202	Serco Group PLC (United Kingdom)	14,843
		49,830
CONSTRUCTION & ENGINEERING—1.2%
965,600	INFRONEER Holdings, Inc. (Japan)	10,094
1,827,400	Obayashi Corp. (Japan)	16,915
865,500	Penta-Ocean Construction Co. Ltd. (Japan)	4,637
249,974	Taisei Corp. (Japan)	9,114
		40,760
CONSTRUCTION MATERIALS—1.7%
287,618	Cemex SAB de CV ADR (Mexico)*,2	2,382
238,418	Holcim AG (Switzerland)	18,210
711,200	Taiheiyo Cement Corp. (Japan)	14,638
665,589	Wienerberger AG (Austria)	22,555
		57,785
CONSUMER FINANCE—0.4%
1,526,929	International Personal Finance PLC (United Kingdom)	2,326
515,700	Marui Group Co. Ltd. (Japan)	8,527
893,071	Vanquis Banking Group PLC (United Kingdom)	1,336
		12,189
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.1%
151,145	Bid Corp. Ltd. (South Africa)	3,658
544,627	HelloFresh SE (Germany)*	7,202
726,152	Koninklijke Ahold Delhaize NV (Netherlands)	20,422
199,300	MatsukiyoCocokara & Co. (Japan)	3,623
96,900	Seven & i Holdings Co. Ltd. (Japan)	3,827
95,013	X5 Retail Group NV GDR (Russia)*,2	— [x]
		38,732
CONTAINERS & PACKAGING—0.6%
2,263,852	DS Smith PLC (United Kingdom)	8,072
683,700	Toyo Seikan Group Holdings Ltd. (Japan)	10,860
		18,932
DISTRIBUTORS—0.2%
897,040	Inchcape PLC (United Kingdom)	7,724

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—2.0%
6,722,506	Koninklijke KPN NV (Netherlands)	$22,868
36,359,600	Nippon Telegraph & Telephone Corp. (Japan)	45,659
		68,527
ELECTRICAL EQUIPMENT—3.5%
129,093	Havells India Ltd. (India)	2,015
148,163	Legrand SA (France)	14,359
1,198,500	Mitsubishi Electric Corp. (Japan)	17,786
222,337	Schneider Electric SE (France)	43,678
1,441,116	Vestas Wind Systems AS (Denmark)*	40,632
		118,470
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%
292,000	Delta Electronics, Inc. (Taiwan)	2,613
472,800	Kyocera Corp. (Japan)	6,922
269,500	TDK Corp. (Japan)	13,409
300,300	Topcon Corp. (Japan)	3,450
		26,394
ENERGY EQUIPMENT & SERVICES—0.5%
2,805,485	John Wood Group PLC (United Kingdom)*	5,562
594,077	Technip Energies NV (France)	12,298
		17,860
FINANCIAL SERVICES—1.4%
301,895	Chailease Holding Co. Ltd. (Taiwan)	1,671
738,710	Edenred SE (France)	44,122
		45,793
FOOD PRODUCTS—1.1%
2,266,000	First Pacific Co. Ltd. (Hong Kong)	861
322,503	Marico Ltd. (India)	2,055
276,700	Megmilk Snow Brand Co. Ltd. (Japan)	4,340
304,800	NH Foods Ltd. (Japan)	10,438
261,600	Toyo Suisan Kaisha Ltd. (Japan)	13,622
112,440	Viscofan SA (Spain)	6,583
		37,899
GROUND TRANSPORTATION—0.1%
326,505	Localiza Rent a Car SA (Brazil)	3,567
HEALTH CARE EQUIPMENT & SUPPLIES—2.8%
259,303	Coloplast AS Class B (Denmark)	29,890
5,693,268	ConvaTec Group PLC (United Kingdom)[1]	17,327
526,981	Demant AS (Denmark)*	23,872
94,198	EssilorLuxottica SA (France)	18,460
237,500	Olympus Corp. (Japan)	3,516
		93,065
HEALTH CARE PROVIDERS & SERVICES—1.1%
356,872	Amplifon SpA (Italy)	11,648
362,061	Fresenius Medical Care AG (Germany)	13,993
397,700	Medipal Holdings Corp. (Japan)	6,348
266,200	Ship Healthcare Holdings, Inc. (Japan)	4,040
		36,029
HOTELS, RESTAURANTS & LEISURE—5.2%
2,241,000	Ajisen China Holdings Ltd. (China)	274
208,582	Aristocrat Leisure Ltd. (Australia)	6,014
1,454,454	Compass Group PLC (United Kingdom)	40,061
42,068	Domino’s Pizza Enterprises Ltd. (Australia)	1,082
2,121,818	Entain PLC (United Kingdom)	25,845
237,298	Flutter Entertainment PLC (United Kingdom)*	48,707
1,122,000	Galaxy Entertainment Group Ltd. (Hong Kong)	5,823
197,116	InterContinental Hotels Group PLC (United Kingdom)	18,677
1,088,687	Playtech PLC (United Kingdom)*	6,109

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
7,139,822	SSP Group PLC (United Kingdom)*	$20,320
87,505	Yum China Holdings, Inc. (China)	3,027
		175,939
HOUSEHOLD DURABLES—1.0%
1,369,380	Barratt Developments PLC (United Kingdom)	9,333
250,979	GN Store Nord AS (Denmark)*	5,919
502,100	Midea Group Co. Ltd. Class A (China)	4,075
230,400	Sekisui Chemical Co. Ltd. (Japan)	3,289
98,100	Sony Group Corp. (Japan)	9,620
		32,236
HOUSEHOLD PRODUCTS—0.9%
439,961	Reckitt Benckiser Group PLC (United Kingdom)	31,810
INDUSTRIAL CONGLOMERATES—1.9%
882,500	CK Hutchison Holdings Ltd. (Hong Kong)	4,558
268,126	DCC PLC (United Kingdom)	19,492
349,600	Hitachi Ltd. (Japan)	27,461
128,000	Jardine Matheson Holdings Ltd. (Hong Kong)	5,140
798,700	Nisshinbo Holdings, Inc. (Japan)	6,592
		63,243
INSURANCE—5.2%
285,895	Admiral Group PLC (United Kingdom)	9,091
2,478,200	AIA Group Ltd. (Hong Kong)	19,435
887,500	Dai-ichi Life Holdings, Inc. (Japan)	19,465
178,700	Great Eastern Holdings Ltd. (Singapore)	2,330
91,524	Hannover Rueck SE (Germany)	21,940
1,206,206	Hiscox Ltd. (United Kingdom)	15,831
976,300	Japan Post Holdings Co. Ltd. (Japan)	9,346
333,500	Ping An Insurance Group Co. of China Ltd. Class H (China)	1,402
49,300	Prudential PLC (Hong Kong)	515
1,587,873	Prudential PLC (United Kingdom)	16,311
992,261	QBE Insurance Group Ltd. (Australia)	10,217
589,391	Sampo OYJ Class A (Finland)	24,669
918,200	Tokio Marine Holdings, Inc. (Japan)	24,211
		174,763
INTERACTIVE MEDIA & SERVICES—1.1%
1,615,670	Auto Trader Group PLC (United Kingdom)[1]	14,864
41,719	Baidu, Inc. ADR (China)*,2	4,393
88,444	CAR Group Ltd. (Australia)	1,899
2,491,050	Rightmove PLC (United Kingdom)	17,630
		38,786
IT SERVICES—1.8%
57,014	Alten SA (France)	8,816
166,679	Infosys Ltd. ADR (India)[2]	3,310
311,700	NEC Corp. (Japan)	20,368
459,500	NET One Systems Co. Ltd. (Japan)	7,471
187,000	NS Solutions Corp. (Japan)	6,237
524,800	SCSK Corp. (Japan)	10,304
103,411	Tata Consultancy Services Ltd. (India)	4,735
		61,241
LEISURE PRODUCTS—0.3%
694,000	Sega Sammy Holdings, Inc. (Japan)	10,214
LIFE SCIENCES TOOLS & SERVICES—0.9%
282,237	Eurofins Scientific SE (France)	16,995
125,444	Gerresheimer AG (Germany)	12,789
		29,784
MACHINERY—6.0%
211,648	Alfa Laval AB (Sweden)	7,766
247,994	ANDRITZ AG (Austria)	15,267

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
2,437,651	CNH Industrial NV (United States)	$29,252
377,200	Daifuku Co. Ltd. (Japan)	7,438
897,071	Fluidra SA (Spain)	19,421
308,089	GEA Group AG (Germany)	12,339
185,000	Komatsu Ltd. (Japan)	5,263
336,300	Kubota Corp. (Japan)	5,091
460,200	Mitsubishi Heavy Industries Ltd. (Japan)	30,697
280,200	Miura Co. Ltd. (Japan)	5,120
587,800	NSK Ltd. (Japan)	3,205
2,643,976	Rotork PLC (United Kingdom)	10,423
757,602	Sandvik AB (Sweden)	15,922
1,004,100	Sany Heavy Industry Co. Ltd. Class A (China)	1,831
113,530	Stabilus SE (Germany)	7,955
602,000	Techtronic Industries Co. Ltd. (Hong Kong)	6,394
114,500	Toyota Industries Corp. (Japan)	9,684
656,192	Wartsila OYJ Abp (Finland)	9,680
		202,748
MARINE TRANSPORTATION—0.2%
1,041,485	Irish Continental Group PLC (Ireland)	5,175
MEDIA—1.6%
930,100	Fuji Media Holdings, Inc. (Japan)	11,019
588,956	Future PLC (United Kingdom)	5,278
426,400	Hakuhodo DY Holdings, Inc. (Japan)	3,275
8,479,043	ITV PLC (United Kingdom)	6,423
141,034	JCDecaux SE (France)*	2,929
699,200	Nippon Television Holdings, Inc. (Japan)	8,157
393,000	TBS Holdings, Inc. (Japan)	9,113
734,096	WPP PLC (United Kingdom)	7,099
		53,293
METALS & MINING—3.6%
363,511	Acerinox SA (Spain)	3,838
211,867	African Rainbow Minerals Ltd. (South Africa)	2,093
894,318	ArcelorMittal SA (France)	24,629
569,884	BHP Group Ltd. (Australia)	17,435
264,987	BlueScope Steel Ltd. (Australia)	4,046
173,900	Dowa Holdings Co. Ltd. (Japan)	6,065
1,696,666	Evolution Mining Ltd. (Australia)	3,554
118,809	First Quantum Minerals Ltd. (Canada)	1,078
7,960,215	Glencore PLC (United Kingdom)	42,117
59,438	Newmont Corp. CDI (Australia)[2]	2,040
618,095	Pilbara Minerals Ltd. (Australia)	1,408
217,215	Severstal PAO GDR (Russia)*,2	— [x]
53,754	Southern Copper Corp. (Peru)	4,413
345,700	Sumitomo Metal Mining Co. Ltd. (Japan)	9,555
		122,271
OIL, GAS & CONSUMABLE FUELS—3.5%
11,503,826	BP PLC (United Kingdom)	67,187
638,828	Equinor ASA (Norway)	18,281
1,100,100	Inpex Corp. (Japan)	14,953
192,341	PRIO SA (Brazil)	1,705
1,706,512	Santos Ltd. (Australia)	8,625
363,579	Woodside Energy Group Ltd. (Australia)	7,605
		118,356
PAPER & FOREST PRODUCTS—0.1%
1,238,900	Oji Holdings Corp. (Japan)	4,844
PASSENGER AIRLINES—0.8%
34,557	Copa Holdings SA Class A (Panama)	3,320
2,486,784	easyJet PLC (United Kingdom)*	17,410
1,804,356	Qantas Airways Ltd. (Australia)*	6,505
		27,235

COMMON STOCKS—Continued
Shares		Value
PERSONAL CARE PRODUCTS—0.1%
296,455	Dabur India Ltd. (India)	$1,928
855,000	L’Occitane International SA (Hong Kong)	2,730
		4,658
PHARMACEUTICALS—4.0%
1,120,710	Novo Nordisk AS Class B (Denmark)	128,102
343,400	Tsumura & Co. (Japan)	6,213
		134,315
PROFESSIONAL SERVICES—4.0%
454,425	ALS Ltd. (Australia)	3,734
8,068,001	Capita PLC (United Kingdom)*	1,940
363,729	Experian PLC (United Kingdom)	15,139
591,092	Hays PLC (United Kingdom)	735
482,430	Intertek Group PLC (United Kingdom)	27,383
277,797	IPH Ltd. (Australia)	1,236
2,403,636	Pagegroup PLC (United Kingdom)	13,963
3,211,700	Persol Holdings Co. Ltd. (Japan)	5,106
274,718	Randstad NV (Netherlands)	15,620
1,155,829	RELX PLC (United Kingdom)	47,706
343,836	RWS Holdings PLC (United Kingdom)	1,039
		133,601
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.9%
761,000	Daiwa House Industry Co. Ltd. (Japan)	23,532
691,500	Swire Pacific Ltd. Class A (Hong Kong)	5,350
		28,882
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.0%
74,629	ASML Holding NV (Netherlands)	64,747
79,300	ASMPT Ltd. (Hong Kong)	765
79,000	MediaTek, Inc. (Taiwan)	2,438
1,191,000	Renesas Electronics Corp. (Japan)*	19,542
660,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	13,212
		100,704
SOFTWARE—0.2%
94,500	Oracle Corp. (Japan)	7,448
SPECIALTY RETAIL—1.3%
384,900	ABC-Mart, Inc. (Japan)	6,670
2,862,400	Esprit Holdings Ltd. (Hong Kong)*	105
2,034,089	Pets at Home Group PLC (United Kingdom)	7,204
286,400	USS Co. Ltd. (Japan)	5,416
484,961	WH Smith PLC (United Kingdom)	7,411
1,002,500	Zhongsheng Group Holdings Ltd. (China)	1,692
670,700	ZOZO, Inc. (Japan)	14,686
		43,184
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.5%
357,557	Advantech Co. Ltd. (Taiwan)	3,854
220,619	Samsung Electronics Co. Ltd. (South Korea)	11,988
		15,842
TEXTILES, APPAREL & LUXURY GOODS—2.4%
117,359	adidas AG (Germany)	22,156
33,846	Cie Financiere Richemont SA Class A (South Africa)	5,079
296,209	Cie Financiere Richemont SA Class A (Switzerland)	43,997
561,500	Li Ning Co. Ltd. (China)	1,200
1,486,200	Samsonite International SA (Hong Kong)*,1	4,149
278,118	Shenzhou International Group Holdings Ltd. (China)	2,477
890,521	Stella International Holdings Ltd. (Hong Kong)	1,174
		80,232
TRADING COMPANIES & DISTRIBUTORS—2.7%
296,600	BOC Aviation Ltd. (China)[1]	2,224

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
375,961	Brenntag SE (Germany)	$33,239
774,424	Bunzl PLC (United Kingdom)	31,472
323,500	ITOCHU Corp. (Japan)	14,682
366,310	Rexel SA (France)	9,756
		91,373
TRANSPORTATION INFRASTRUCTURE—0.3%
176,050	Grupo Aeroportuario del Pacifico SAB de CV Class B (Mexico)	2,741
253,600	Mitsubishi Logistics Corp. (Japan)	7,834
		10,575
WIRELESS TELECOMMUNICATION SERVICES—0.1%
131,100	KDDI Corp. (Japan)	4,344
TOTAL COMMON STOCKS (Cost $2,670,927)		3,321,247

PREFERRED STOCKS—0.1%
Shares		Value
(Cost $1,735)
BEVERAGES—0.1%
689,411	Embotelladora Andina SA Class B (Chile)	$1,756
TOTAL INVESTMENTS—98.8% (Cost $2,672,662)		3,323,003
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		40,615
TOTAL NET ASSETS—100%		$3,363,618

RIGHTS/WARRANTS
Description	Shares	Strike Price		Expiration Date	Cost (000s)	Value (000s)
Localiza Rent a Car SA (Brazil)*	1,171	BRL	45.35	02/05/2024	$—	$2
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2024 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Africa	$—	$16,724	$—	$16,724
Europe	—	2,133,203	—	2,133,203
Latin America	31,892	—	—	31,892
Middle East/Central Asia	9,691	36,881	—	46,572
North America	42,123	—	—	42,123
Pacific Basin	10,256	1,040,477	—	1,050,733
Preferred Stocks
Latin America	—	1,756	—	1,756
Total Investments in Securities	$93,962	$3,229,041	$—	$3,323,003
Financial Derivative Instruments - Assets
Rights/Warrants	$2	$—	$—	2
Total Investments	$93,964	$3,229,041	$—	$3,323,005
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2024 (000s)	Unrealized Gain/(Loss) as of 01/31/2024 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(7,678)

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/24 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PAO GDR (Russia)*	$—	Market Approach	Estimated Recovery Value	USD 0.00
X5 Retail Group NV GDR (Russia)*	—	Market Approach	Estimated Recovery Value	USD 0.00
$—

*
Non-income producing security
x
Fair valued in accordance with Harbor funds' valuation procedures.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2024, the aggregate value of these securities was $47,364 or 1% of net assets.
2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
BRL
Brazilian Real
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.4%
Shares		Value
AEROSPACE & DEFENSE—1.4%
1,128	Dassault Aviation SA (France)	$214
115,028	Leonardo SpA (Italy)	2,008
2,713	MDA Ltd. (United States)*	22
12,645	QinetiQ Group PLC (United Kingdom)	57
60,835	Rolls-Royce Holdings PLC (United Kingdom)*	231
773	Safran SA (France)	144
		2,676
AIR FREIGHT & LOGISTICS—0.0%
5,800	KRS Corp. (Japan)	37
AUTOMOBILE COMPONENTS—0.1%
3,546	Bulten AB (Sweden)	25
8,700	Ichikoh Industries Ltd. (Japan)	34
28,000	Johnson Electric Holdings Ltd. (Hong Kong)	37
8,986	Martinrea International, Inc. (Canada)	92
6,500	Thai Stanley Electric PCL NVDR (Thailand)[1]	38
		226
AUTOMOBILES—3.3%
331,400	Nissan Motor Co. Ltd. (Japan)	1,301
168,686	Stellantis NV (United States)	3,716
59,400	Subaru Corp. (Japan)	1,185
8,000	Suzuki Motor Corp. (Japan)	359
		6,561
BANKS—7.1%
1,291,000	Agricultural Bank of China Ltd. Class H (China)	500
5,700	Awa Bank Ltd. (Japan)	96
5,613	Banca Popolare di Sondrio SpA (Italy)	43
138,524	Banco Bilbao Vizcaya Argentaria SA (Spain)	1,296
223,400	Bangkok Bank PCL NVDR (Thailand)[1]	888
741,065	Bank Danamon Indonesia Tbk. PT (Indonesia)	133
18,538	Bank Polska Kasa Opieki SA (Poland)	713
35,782	Bankinter SA (Spain)	221
611,414	CaixaBank SA (Spain)	2,607
2,463,000	China Construction Bank Corp. Class H (China)	1,463
32,260	Commercial Bank of Dubai PSC (United Arab Emirates)	43
22,200	Concordia Financial Group Ltd. (Japan)	106
14,255	Danske Bank AS (Denmark)	383
4,300	Ehime Bank Ltd. (Japan)	31
25,502	Erste Group Bank AG (Austria)	1,099
53,361	Faisal Islamic Bank of Egypt (Egypt)	53
7,000	Hyakugo Bank Ltd. (Japan)	27
754	ING Bank Slaski SA (Poland)*	47
15,640	Komercni Banka AS (Czech Republic)	513
3,700	Musashino Bank Ltd. (Japan)	70
18,434	Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	234
14,933	Raiffeisen Bank International AG (Austria)	311
2,241	Santander Bank Polska SA (Poland)	271
3,400	Shikoku Bank Ltd. (Japan)	23
160,894	Skandinaviska Enskilda Banken AB Class A (Sweden)	2,285
11,862	Standard Bank Group Ltd (South Africa)	126
1,633,800	TMBThanachart Bank PCL NVDR (Thailand)[1]	82
11,100	Towa Bank Ltd. (Japan)	48
10,200	UniCredit SpA (Italy)	299
		14,011
BEVERAGES—0.1%
3,442	Coca-Cola HBC AG (Italy)	101
14,638	Ginebra San Miguel, Inc. (Philippines)	43
		144
BIOTECHNOLOGY—0.3%
2,348	Genmab AS (Denmark)*	649

COMMON STOCKS—Continued
Shares		Value
BROADLINE RETAIL—0.5%
16,308	Max Stock Ltd. (Israel)	$33
9,500	Ryohin Keikaku Co. Ltd. (Japan)	148
54,816	Vipshop Holdings Ltd. ADR (China)*,1	871
		1,052
BUILDING PRODUCTS—1.3%
300	BRC Asia Ltd. (Singapore)	—
31,743	Cie de Saint-Gobain SA (France)	2,244
5,400	Maezawa Kasei Industries Co. Ltd. (Japan)	58
1,300	Nichias Corp. (Japan)	30
4,400	Okabe Co. Ltd. (Japan)	24
615	ROCKWOOL AS Class B (Denmark)	168
1,900	Shin Nippon Air Technologies Co. Ltd. (Japan)	33
		2,557
CAPITAL MARKETS—5.3%
35,988	3i Group PLC (United Kingdom)	1,126
318	Cie Financiere Tradition SA (Switzerland)	44
171,701	Deutsche Bank AG (Germany)	2,218
11,735	Deutsche Boerse AG (Germany)	2,337
2,082	Fiducian Group Ltd. (Australia)	8
2,256	Foresight Group Holdings Ltd. (United Kingdom)	13
6,200	iFAST Corp. Ltd. (Singapore)	34
83,841	Investec PLC (United Kingdom)	553
4,100	IwaiCosmo Holdings, Inc. (Japan)	59
41,100	Japan Exchange Group, Inc. (Japan)	910
131,408	Man Group PLC (United Kingdom)	393
230	Partners Group Holding AG (Switzerland)	310
5,700	Singapore Exchange Ltd. (Singapore)	40
1,200	Titanium OYJ (Finland)	22
27,500	TMX Group Ltd. (Canada)	680
55,123	UBS Group AG (Switzerland)	1,650
11,793	Westaim Corp. (Canada)*	32
		10,429
CHEMICALS—1.0%
2,500	Achilles Corp. (Japan)	27
1,200	Asahi Yukizai Corp. (Japan)	33
5,600	Carlit Holdings Co. Ltd. (Japan)	37
2,900	Dai Nippon Toryo Co. Ltd. (Japan)	23
28,100	Daicel Corp. (Japan)	275
4,200	Fujimori Kogyo Co. Ltd. (Japan)	116
800	Hodogaya Chemical Co. Ltd. (Japan)	20
2,800	Ishihara Sangyo Kaisha Ltd. (Japan)	30
4,600	Koatsu Gas Kogyo Co. Ltd. (Japan)	27
5,200	Konishi Co. Ltd. (Japan)	50
492	KPX Chemical Co. Ltd. (South Korea)	16
2,800	Kyowa Leather Cloth Co. Ltd. (Japan)	15
2,000	MORESCO Corp. (Japan)	20
4,200	Nihon Parkerizing Co. Ltd. (Japan)	33
2,200	Nippon Carbide Industries Co., Inc. (Japan)	23
2,100	Nippon Shokubai Co. Ltd. (Japan)	79
1,400	Okamoto Industries, Inc. (Japan)	47
1,300	Okura Industrial Co. Ltd. (Japan)	25
80,933	Orica Ltd. (Australia)	854
7,100	Riken Technos Corp. (Japan)	42
5,600	Sekisui Kasei Co. Ltd. (Japan)	19
600	Soken Chemical & Engineering Co. Ltd. (Japan)	11
1,100	Sumitomo Seika Chemicals Co. Ltd. (Japan)	39
9,600	Tokuyama Corp. (Japan)	154
		2,015
COMMERCIAL SERVICES & SUPPLIES—1.1%
4,000	Aeon Delight Co. Ltd. (Japan)	103
800	Ajis Co. Ltd. (Japan)	14
4,000	Azienda Bresciana Petroli Nocivelli SpA (Italy)	18
35,589	Brambles Ltd. (Australia)	339

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
1,074	Cewe Stiftung & Co. KGAA (Germany)	$117
6,206	Chrysos Corp. Ltd. (Australia)*	27
3,800	Dai Nippon Printing Co. Ltd. (Japan)	110
13,743	Elis SA (France)	302
340	Fursys, Inc. (South Korea)*	8
2,746	GL Events SACA (France)	59
17,217	Johnson Service Group PLC (United Kingdom)	32
14,200	Kokuyo Co. Ltd. (Japan)	229
1,800	Kyodo Printing Co. Ltd. (Japan)	41
8,961	Mears Group PLC (United Kingdom)	39
5,900	Prestige International, Inc. (Japan)	24
1,900	Sato Holdings Corp. (Japan)	28
9,067	SPIE SA (France)	300
2,500	Takara & Co. Ltd. (Japan)	48
15,200	TOPPAN Holdings, Inc. (Japan)	419
		2,257
COMMUNICATIONS EQUIPMENT—0.0%
1,712	EVS Broadcast Equipment SA (Belgium)	56
CONSTRUCTION & ENGINEERING—0.7%
8,889	ACS Actividades de Construccion y Servicios SA (Spain)	351
316,778	Analogue Holdings Ltd. (Hong Kong)	40
13,188	Boustead Singapore Ltd. (Singapore)	8
305	Burkhalter Holding AG (Switzerland)	31
18,032	Costain Group PLC (United Kingdom)	15
5,000	Dai-Ichi Cutter Kogyo KK (Japan)	46
2,091	Eiffage SA (France)	219
4,546	HOCHTIEF AG (Germany)	488
3,816	Lycopodium Ltd. (Australia)	30
905	Morgan Sindall Group PLC (United Kingdom)	26
3,722	Orascom Construction PLC (United Arab Emirates)	23
19,372	Service Stream Ltd. (Australia)	12
133,009	SRG Global Ltd. (Australia)	60
3,600	Tobishima Corp. (Japan)	37
7,700	Tomoe Corp. (Japan)	30
5,400	Toyo Engineering Corp. (Japan)*	30
		1,446
CONSTRUCTION MATERIALS—3.2%
4,100	Asia Pile Holdings Corp. (Japan)	22
13,352	Breedon Group PLC (United Kingdom)	61
3,663	Buzzi SpA (Italy)	125
21,383	CRH PLC (United States)	1,534
16,825	Heidelberg Materials AG (Germany)	1,554
75,220	James Hardie Industries PLC CDI (United States)*,1	2,826
12,394	Qatar National Cement Co. QSC (Qatar)	14
4,000	Shinagawa Refractories Co. Ltd. (Japan)	54
1,742	Titan Cement International SA (United States)	45
29,705	Wagners Holding Co. Ltd. (Australia)*	18
		6,253
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.4%
4,400	Axial Retailing, Inc. (Japan)	122
9,200	Beshom Holdings Bhd. (Malaysia)	2
1,676	Colruyt Group NV (Belgium)	77
16,210	Eurocash SA (Poland)	61
3,300	G-7 Holdings, Inc. (Japan)	28
10,268	Jeronimo Martins SGPS SA (Portugal)	234
500	Lawson, Inc. (Japan)	29
7,200	Medical System Network Co. Ltd. (Japan)	30
2,600	Mitsubishi Shokuhin Co. Ltd. (Japan)	88
3,600	Orsero SpA (Italy)	67
2,700	Qol Holdings Co. Ltd. (Japan)	32
1,964	Sligro Food Group NV (Netherlands)	31
1,300	Toho Co. Ltd. (Japan)	25
		826

COMMON STOCKS—Continued
Shares		Value
CONTAINERS & PACKAGING—0.1%
18,631	Orora Ltd. (Australia)	$34
6,177	Pro-Pacific Packaging Ltd. (Australia)*	1
39,400	PSC Corp. Ltd. (Singapore)	10
1,900	Richards Packaging Income Fund (Canada)	49
9,900	Thantawan Industry PCL NVDR (Thailand)[1]	8
		102
DISTRIBUTORS—0.0%
52,861	Smiths News PLC (United Kingdom)	32
DIVERSIFIED CONSUMER SERVICES—0.2%
1,533	JLS Co. Ltd. (South Korea)	8
30,798	Me Group International PLC (United Kingdom)	49
2,713	MegaStudy Co. Ltd. (South Korea)	22
30,042	TAL Education Group ADR (China)*,1	320
3,700	Tear Corp. (Japan)	12
		411
DIVERSIFIED TELECOMMUNICATION SERVICES—0.0%
604	Magyar Telekom Telecommunications PLC ADR (Hungary)[1]	7
3,800	Vision, Inc. (Japan)*	30
		37
ELECTRIC UTILITIES—0.3%
1,171	BKW AG (Switzerland)	186
48,945	Enel SpA (Italy)	334
		520
ELECTRICAL EQUIPMENT—1.1%
48,183	ABB Ltd. (Switzerland)	2,038
735	Cembre SpA (Italy)	32
5,600	Chiyoda Integre Co. Ltd. (Japan)	105
2,500	Sinfonia Technology Co. Ltd. (Japan)	40
51,000	Xingye Alloy Materials Group Ltd. (China)*	7
		2,222
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
12,192	Codan Ltd. (Australia)	64
2,300	Daitron Co. Ltd. (Japan)	47
77,905	DataTec Ltd. (South Africa)	171
4,400	Horiba Ltd. (Japan)	353
3,900	Iriso Electronics Co. Ltd. (Japan)	91
1,000	Kaga Electronics Co. Ltd. (Japan)	46
5,200	Koa Corp. (Japan)	53
16,000	Maxell Ltd. (Japan)	176
265	Nedap NV (Netherlands)	18
2,700	Nihon Denkei Co. Ltd. (Japan)	38
3,800	Osaki Electric Co. Ltd. (Japan)	18
2,700	Sigma Koki Co. Ltd. (Japan)	27
2,700	SMK Corp. (Japan)	46
2,000	Sun-Wa Technos Corp. (Japan)	32
		1,180
ENERGY EQUIPMENT & SERVICES—0.5%
55,749	CES Energy Solutions Corp. (Canada)	168
13,597	Hunting PLC (United Kingdom)	56
62,210	MMA Offshore Ltd. (Australia)*	84
10,553	Pason Systems, Inc. (Canada)	116
23,013	PHX Energy Services Corp. (Canada)	160
9,418	Technip Energies NV (France)	195
15,004	Vallourec SACA (France)*	215
		994
ENTERTAINMENT—1.6%
7,900	Ateam, Inc. (Japan)	30
14,200	Capcom Co. Ltd. (Japan)	542
46,000	IGG, Inc. (Singapore)*	16

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ENTERTAINMENT—Continued
15,900	Nexon Co. Ltd. (Japan)	$254
10,628	Spotify Technology SA (United States)*	2,289
		3,131
FINANCIAL SERVICES—0.6%
26,741	Banca Mediolanum SpA (Italy)	274
3,972	Eurazeo SE (France)	338
5,400	Firm Capital Mortgage Investment Corp. (Canada)	46
95,700	Pacific Century Regional Developments Ltd. (Singapore)	20
32,279	Wise PLC Class A (United Kingdom)*	329
2,200	Zenkoku Hosho Co. Ltd. (Japan)	82
		1,089
FOOD PRODUCTS—0.2%
469,500	CCK Consolidated Holdings Bhd. (Malaysia)	89
1,500,000	China Starch Holdings Ltd. (China)	24
39,400	Delfi Ltd. (Singapore)	32
797	Industrial Milk Co. (Ukraine)*	2
58,700	Kawan Food Bhd. (Malaysia)	23
561	Maeil Holdings Co. Ltd. (South Korea)*	3
27,953	Ridley Corp. Ltd. (Australia)	51
1,562	Sajodaerim Corp. (South Korea)	39
356,800	Salim Ivomas Pratama Tbk. PT (Indonesia)	8
98,600	Sarawak Plantation Bhd. (Malaysia)	46
17,200	Ta Ann Holdings Bhd. (Malaysia)	14
4,600	Warabeya Nichiyo Holdings Co. Ltd. (Japan)	89
		420
GAS UTILITIES—0.0%
4,400	Hiroshima Gas Co. Ltd. (Japan)	12
2,300	Toho Gas Co. Ltd. (Japan)	46
		58
GROUND TRANSPORTATION—0.2%
4,400	Alps Logistics Co. Ltd. (Japan)	53
341,700	BTS Rail Mass Transit Growth Infrastructure Fund (Thailand)	25
1,900	Chilled & Frozen Logistics Holdings Co. Ltd. (Japan)	22
50,609	Firstgroup PLC (United Kingdom)	107
220	Jungfraubahn Holding AG (Switzerland)	43
36,910	Lindsay Australia Ltd. (Australia)	26
1,000	Maruzen Showa Unyu Co. Ltd. (Japan)	28
3,400	Mullen Group Ltd. (Canada)	38
14,007	PKP Cargo SA (Poland)*	49
1,800	Seino Holdings Co. Ltd. (Japan)	26
		417
HEALTH CARE EQUIPMENT & SUPPLIES—1.1%
7,058	Cochlear Ltd. (Australia)	1,401
12,657	Demant AS (Denmark)*	573
2,200	Fukuda Denshi Co. Ltd. (Japan)	117
1,900	Nihon Kohden Corp. (Japan)	58
		2,149
HEALTH CARE PROVIDERS & SERVICES—0.5%
18,500	Alfresa Holdings Corp. (Japan)	304
3,943	Dedicare AB Class B (Sweden)	40
19,831	Humana AB (Sweden)*	50
4,800	Japan Medical Dynamic Marketing, Inc. (Japan)	24
5,400	Koa Shoji Holdings Co. Ltd. (Japan)	28
60,000	Ladprao General Hospital PCL NVDR (Thailand)[1]	8
2,000	Medipal Holdings Corp. (Japan)	32
6,322	Oriola OYJ (Finland)	8
830	Oriola OYJ Class B (Finland)	1
4,000	Suzuken Co. Ltd. (Japan)	124
11,700	Toho Holdings Co. Ltd. (Japan)	254
10,598	Viemed Healthcare, Inc. (United States)*	86

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
9,200	Vital KSK Holdings, Inc. (Japan)	$72
		1,031
HEALTH CARE TECHNOLOGY—0.3%
211	Ascom Holding AG (Switzerland)	2
7,502	Pro Medicus Ltd. (Australia)	494
		496
HOTELS, RESTAURANTS & LEISURE—2.2%
73,287	Aristocrat Leisure Ltd. (Australia)	2,113
4,523	Betsson AB Class B (Sweden)	49
400,400	Champ Resto Indonesia Tbk. PT (Indonesia)	33
495,000	Genting Singapore Ltd. (Singapore)	372
83,100	Jaya Bersama Indo Tbk. PT (Indonesia)*	— [x]
43,700	Kimly Ltd. (Singapore)	10
32,104	La Francaise des Jeux SAEM (France)[2]	1,301
8,233	Whitbread PLC (United Kingdom)	373
2,500	Yossix Holdings Co. Ltd. (Japan)	51
61,600	Zen Corp. Group PCL NVDR (Thailand)[1]	15
		4,317
HOUSEHOLD DURABLES—0.6%
5	Dom Development SA (Poland)	—
3,800	JANOME Corp. (Japan)	18
1,457	Kaufman & Broad SA (France)	43
4,700	Nihon Trim Co. Ltd. (Japan)	102
47,000	Panasonic Holdings Corp. (Japan)	443
4,439	SEB SA (France)	542
10,993	Toya SA (Poland)*	23
		1,171
INDUSTRIAL CONGLOMERATES—1.1%
1,700	Hikari Tsushin, Inc. (Japan)	296
5,700	Jardine Matheson Holdings Ltd. (Hong Kong)	229
14,034	Qatar Industrial Manufacturing Co. QSC (Qatar)	12
8,732	Siemens AG (Germany)	1,563
		2,100
INSURANCE—3.0%
21,539	Chesnara PLC (United Kingdom)	72
10,172	Conduit Holdings Ltd. (Bermuda)	61
42,500	Dai-ichi Life Holdings, Inc. (Japan)	932
195,700	Japan Post Holdings Co. Ltd. (Japan)	1,873
40,600	Japan Post Insurance Co. Ltd. (Japan)	760
15,500	MS&AD Insurance Group Holdings, Inc. (Japan)	640
4,366	SCOR SE (France)	130
11,300	Sompo Holdings, Inc. (Japan)	586
7,534	Talanx AG (Germany)	529
15,500	Tokio Marine Holdings, Inc. (Japan)	409
		5,992
INTERACTIVE MEDIA & SERVICES—0.2%
1,184	Autohome, Inc. ADR (China)[1]	30
2,833	JOYY, Inc. ADR (China)[1]	87
13,600	Kakaku.com, Inc. (Japan)	155
17,425	Yalla Group Ltd. ADR (United Arab Emirates)*,1	89
		361
IT SERVICES—4.0%
2,100	AGS Corp. (Japan)	14
1,100	Argo Graphics, Inc. (Japan)	32
4,958	Atea ASA (Sweden)	66
2,721	B3 Consulting Group AB (Sweden)	24
1,400	Business Brain Showa-Ota, Inc. (Japan)	21
800	CDS Co. Ltd. (Japan)	9
640	ComArch SA (Poland)	33

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—Continued
4,200	Core Corp. (Japan)	$51
11,000	Fujitsu Ltd. (Japan)	1,523
7,700	Future Corp. (Japan)	91
1,500	GMO GlobalSign Holdings KK (Japan)	29
2,600	ID Holdings Corp. (Japan)	30
40,100	NEC Corp. (Japan)	2,620
1,600	Obic Co. Ltd. (Japan)	246
1,500	Oro Co. Ltd. (Japan)	30
12,600	Otsuka Corp. (Japan)	530
9,300	SCSK Corp. (Japan)	183
571	Sopra Steria Group SACA (France)	134
3,300	TechMatrix Corp. (Japan)	35
8,400	TIS, Inc. (Japan)	187
4,200	Ubicom Holdings, Inc. (Japan)	43
15,419	Wix.com Ltd. (Israel)*	1,956
700	Zuken, Inc. (Japan)	19
		7,906
LEISURE PRODUCTS—0.1%
1,500	Sankyo Co. Ltd. (Japan)	92
3,600	Tomy Co. Ltd. (Japan)	59
		151
MACHINERY—3.8%
2,025	ANDRITZ AG (Austria)	125
7,300	Daihatsu Diesel Manufacturing Co. Ltd. (Japan)	64
13,379	Deutz AG (Germany)	81
5,396	Duerr AG (Germany)	123
54	Exail Technologies SA (France)*	1
268	Exel Industries SA Class A (France)	17
1,691	Georg Fischer AG (Switzerland)	113
3,000	Glory Ltd. (Japan)	62
1,327	Grenevia SA (Poland)*	1
6,612	Knorr-Bremse AG (Germany)	408
3,700	Maezawa Industries, Inc. (Japan)	27
18,900	Miura Co. Ltd. (Japan)	345
3,200	Morita Holdings Corp. (Japan)	34
8,800	Nippon Thompson Co. Ltd. (Japan)	35
2,200	Nitto Kohki Co. Ltd. (Japan)	29
371	Palfinger AG (Austria)	10
247	Rational AG (Germany)	190
600	Rix Corp. (Japan)	15
6,900	Schindler Holding AG (Switzerland)	1,719
22,380	SKF AB Class B (Sweden)	441
4,700	Sodick Co. Ltd. (Japan)	23
3,000	Toyo Machinery & Metal Co. Ltd. (Japan)	14
9,561	Vesuvius PLC (United Kingdom)	58
107,699	Volvo AB Class B (Sweden)	2,581
55,108	Wartsila OYJ Abp (Finland)	813
52,300	Yangzijiang Shipbuilding Holdings Ltd. (China)	65
		7,394
MARINE TRANSPORTATION—2.1%
1,212	AP Moller - Maersk AS Class B (Denmark)	2,235
40,373	Hoegh Autoliners ASA (Norway)	405
3,467	Kuehne & Nagel International AG (Switzerland)	1,175
1,228,800	Marco Polo Marine Ltd. (Singapore)*	47
341,700	Samudera Shipping Line Ltd. (Singapore)	174
1,029	Stolt-Nielsen Ltd. (Norway)	38
2,303	Western Bulk Chartering AS (Norway)	6
1,724	Wilson ASA (Norway)*	10 [x]
		4,090
MEDIA—0.7%
1,200	AlphaPolis Co. Ltd. (Japan)*	19
4,842	Bloomsbury Publishing PLC (United Kingdom)	29
5,458	Criteo SA ADR (France)*,1	141

COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
1,900	FAN Communications, Inc. (Japan)	$5
960	HighCo (France)	3
14,050	NZME Ltd. (New Zealand)	9
158,443	Pico Far East Holdings Ltd. (Hong Kong)	31
100	Proto Corp. (Japan)	1
33,805	PRT Co. Ltd. (Australia)*	— [x]
10,257	Publicis Groupe SA (France)	1,028
16,315	SKY Network Television Ltd. (New Zealand)	28
10,900	SKY Perfect JSAT Holdings, Inc. (Japan)	57
		1,351
METALS & MINING—4.2%
1,595	Anglo American PLC (South Africa)	38
233,117	Base Resources Ltd. (Australia)	25
67,085	BlueScope Steel Ltd. (Australia)	1,024
17,724	Boryszew SA (Poland)	26
48,281	Champion Iron Ltd. (Australia)	265
15,426	ElvalHalcor SA (Greece)	40
77,940	Fortescue Ltd. (Australia)	1,506
17,744	Gem Diamonds Ltd. (United Kingdom)*	3
17,603	Iluka Resources Ltd. (Australia)	82
6,948	Major Drilling Group International, Inc. (Canada)*	43
113,919	Northern Star Resources Ltd. (Australia)	977
35,973	Perenti Ltd. (Australia)*	19
127,608	Regis Resources Ltd. (Australia)*	174
46,952	Rio Tinto PLC ADR (Australia)[1]	3,252
93,363	Sierra Rutile Holdings Ltd. (Australia)*	4
148,422	South32 Ltd. (Australia)	321
33,261	Stanmore Resources Ltd. (Australia)	85
39,616	thyssenkrupp AG (Germany)	245
2,200	Topy Industries Ltd. (Japan)	43
5,500	Tree Island Steel Ltd. (Canada)	14
3,359	Zimplats Holdings Ltd. (Australia)	49
		8,235
MULTI-UTILITIES—2.3%
98,993	A2A SpA (Italy)	196
884,402	Centrica PLC (United Kingdom)	1,548
194,256	E.ON SE (Germany)	2,628
45,600	Sembcorp Industries Ltd. (Singapore)	192
		4,564
OIL, GAS & CONSUMABLE FUELS—5.0%
116,400	ABM Investama Tbk. PT (Indonesia)	25
22,909	Ampol Ltd. (Australia)	542
36,669	Awilco LNG AS (Norway)	27
551,700	Baramulti Suksessarana Tbk. PT (Indonesia)	129
130,664	BP PLC ADR (United Kingdom)[1]	4,586
55,295	Channel Infrastructure NZ Ltd. (New Zealand)	50
75,100	China Aviation Oil Singapore Corp. Ltd. (Singapore)	49
41,848	Hafnia Ltd. (Singapore)	304
507,155	Horizon Oil Ltd. (Australia)	49
27,500	Idemitsu Kosan Co. Ltd. (Japan)	153
96,000	Lanna Resources PCL NVDR (Thailand)[1]	40
3,518	Lubelski Wegiel Bogdanka SA (Poland)	30
110,622	New Hope Corp. Ltd. (Australia)	387
2,882,000	PetroChina Co. Ltd. Class H (China)	2,085
577,000	Petron Corp. (Philippines)	35
53,000	PTT Exploration & Production PCL NVDR (Thailand)[1]	224
897,694	Resource Alam Indonesia Tbk. PT (Indonesia)	21
19,617	Shell PLC (Netherlands)	608
92,900	Thai Oil PCL NVDR (Thailand)[1]	143
83,223	Whitehaven Coal Ltd. (Australia)	455
		9,942
PAPER & FOREST PRODUCTS—0.0%
1,311	Midway Ltd. (Australia)	1

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PASSENGER AIRLINES—1.1%
112,697	Air New Zealand Ltd. (New Zealand)	$44
108,173	International Consolidated Airlines Group SA (United Kingdom)*	202
180,730	Qantas Airways Ltd. (Australia)*	651
255,500	Singapore Airlines Ltd. (Singapore)	1,268
		2,165
PERSONAL CARE PRODUCTS—0.0%
477	Interparfums SA (France)	25
PHARMACEUTICALS—12.1%
21,427	Hikma Pharmaceuticals PLC (Jordan)	523
1,436	Ipsen SA (France)	166
31,700	Nippon Shinyaku Co. Ltd. (Japan)	1,120
43,495	Novartis AG (Switzerland)	4,498
2,668	Novo Nordisk AS ADR (Denmark)[1]	306
66,321	Novo Nordisk AS Class B (Denmark)	7,581
27,800	Ono Pharmaceutical Co. Ltd. (Japan)	501
284	Orion OYJ Class A (Finland)	13
7,500	Otsuka Holdings Co. Ltd. (Japan)	295
15,754	Recordati Industria Chimica e Farmaceutica SpA (Italy)	869
18,038	Roche Holding AG (United States)	5,136
34,027	Sandoz Group AG (Switzerland)*	1,167
30,600	Santen Pharmaceutical Co. Ltd. (Japan)	309
8,600	Sawai Group Holdings Co. Ltd. (Japan)	325
5,600	Seikagaku Corp. (Japan)	29
16,700	Shionogi & Co. Ltd. (Japan)	801
26,500	Sumitomo Pharma Co. Ltd. (Japan)	78
274	Vetoquinol SA (France)	32
1,500	ZERIA Pharmaceutical Co. Ltd. (Japan)	21
		23,770
PROFESSIONAL SERVICES—3.7%
600	Abist Co. Ltd. (Japan)	13
613	Bertrandt AG (Germany)	33
1,700	Career Design Center Co. Ltd. (Japan)	24
1,800	Creek & River Co. Ltd. (Japan)	24
5,300	en Japan, Inc. (Japan)	98
28,361	Experian PLC (United Kingdom)	1,180
4,400	JAC Recruitment Co. Ltd. (Japan)	20
2,600	Matching Service Japan Co. Ltd. (Japan)	22
2,400	MEITEC Group Holdings, Inc. (Japan)	47
989	Pagegroup PLC (United Kingdom)	6
32,700	Persol Holdings Co. Ltd. (Japan)	52
1,119	Randstad NV (Netherlands)	64
22,000	Recruit Holdings Co. Ltd. (Japan)	869
19,258	RELX PLC (United Kingdom)	795
5,300	SIGMAXYZ Holdings, Inc. (Japan)	50
2,400	SMS Co. Ltd. (Japan)	43
8,500	Space Co. Ltd. (Japan)	55
3,412	SThree PLC (United Kingdom)	18
6,185	Wilmington PLC (United Kingdom)	25
25,975	Wolters Kluwer NV (Netherlands)	3,829
1,600	YAMADA Consulting Group Co. Ltd. (Japan)	20
		7,287
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
4,596,500	Agung Podomoro Land Tbk. PT (Indonesia)*	36
946	Almogim Holdings Ltd. (Israel)	2
292,649	Deyaar Development PJSC (United Arab Emirates)*	56
107,325	Emaar Properties PJSC (United Arab Emirates)	217
116,681	Ever Reach Group Holdings Co. Ltd. (China)*	3
998	K Wah International Holdings Ltd. (Hong Kong)	—
1,077	Melcor Developments Ltd. (Canada)	10
20,963	Modern Land China Co. Ltd. (China)*	—
2,400	Propnex Ltd. (Singapore)	2
		326

COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.4%
163,151	ASE Technology Holding Co. Ltd. ADR (Taiwan)[1]	$1,516
113	ASML Holding NV New York Registry Shares (Netherlands)	98
1,378	ChipMOS Technologies, Inc. ADR (Taiwan)[1]	37
300	Disco Corp. (Japan)	81
43,096	Himax Technologies, Inc. ADR (Taiwan)[1]	246
4,800	Japan Electronic Materials Corp. (Japan)	60
3,100	Megachips Corp. (Japan)	100
2,000	Micronics Japan Co. Ltd. (Japan)	59
4,700	Mimasu Semiconductor Industry Co. Ltd. (Japan)	101
8,300	Optorun Co. Ltd. (Japan)	96
900	RS Technologies Co. Ltd. (Japan)	18
2,500	Sanken Electric Co. Ltd. (Japan)	115
26,300	SCREEN Holdings Co. Ltd. (Japan)	2,579
18,455	Silicon Motion Technology Corp. ADR (Taiwan)[1]	1,162
900	Tera Probe, Inc. (Japan)	43
2,100	Tokyo Electron Ltd. (Japan)	390
1,500	Tokyo Seimitsu Co. Ltd. (Japan)	97
		6,798
SOFTWARE—5.2%
2,388	Altium Ltd. (Australia)	77
6,085	Check Point Software Technologies Ltd. (Israel)*	967
14,600	Coveo Solutions, Inc. (Canada)*	106
503	CyberArk Software Ltd. (United States)*	117
18,526	Dassault Systemes SE (France)	960
1,100	Digital Arts, Inc. (Japan)	38
1,185	Enghouse Systems Ltd. (Canada)	33
5,400	ISB Corp. (Japan)	57
5,654	Monday.com Ltd. (United States)*	1,188
2,853	Nemetschek SE (Germany)	263
600	NTT Data Intramart Corp. (Japan)	8
123,543	Sage Group PLC (United Kingdom)	1,839
20,995	SAP SE (Germany)	3,637
1,800	Soliton Systems KK (Japan)	17
1,410	Temenos AG (Switzerland)	143
3,545	Text SA (Poland)	86
10,900	Trend Micro, Inc. (Japan)	624
1,400	WingArc1st, Inc. (Japan)	27
		10,187
SPECIALTY RETAIL—4.1%
5,000	Adastria Co. Ltd. (Japan)	117
6,743	Autosports Group Ltd. (Australia)	11
441	Castro Model Ltd. (Israel)*	5
3,500	Fast Retailing Co. Ltd. (Japan)	934
4,300	Fuji Corp. (Japan)	52
43,525	H & M Hennes & Mauritz AB Class B (Sweden)	614
117,586	Industria de Diseno Textil SA (Spain)	5,028
6,986	Naturhouse Health SAU (Spain)	12
113,600	Padini Holdings Bhd. (Malaysia)	85
10,200	PAL GROUP Holdings Co. Ltd. (Japan)	163
70	Samse SACA (France)	15
52,000	USS Co. Ltd. (Japan)	983
		8,019
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.5%
30,700	Brother Industries Ltd. (Japan)	514
167,400	Konica Minolta, Inc. (Japan)*	459
29,604	Logitech International SA (Switzerland)	2,482
93,300	Ricoh Co. Ltd. (Japan)	733
44,800	Seiko Epson Corp. (Japan)	654
14,394	Tobii Dynavox AB (Sweden)*	58
4,000	Toshiba TEC Corp. (Japan)	83
6,000	Wacom Co. Ltd. (Japan)	28
		5,011

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—4.0%
999	adidas AG (Germany)	$189
1,381	Bijou Brigitte AG (Germany)	57
2,000	Hermes International SCA (France)	4,219
12,252	Pandora AS (Denmark)	1,790
6,900	Seiko Group Corp. (Japan)	123
6,380	Swatch Group AG (Switzerland)	1,498
		7,876
TOBACCO—0.0%
313,400	Wismilak Inti Makmur Tbk. PT (Indonesia)	34
TRADING COMPANIES & DISTRIBUTORS—0.7%
60,000	APAC Resources Ltd. (Hong Kong)	7
2,000	Chori Co. Ltd. (Japan)	40
2,900	Gecoss Corp. (Japan)	23
5,800	Hanwa Co. Ltd. (Japan)	212
2,349	Jacquet Metals SACA (France)	46
2,200	Kanaden Corp. (Japan)	23
800	Nanyo Corp. (Japan)	12
252,987	New Times Energy Corp. Ltd. (Hong Kong)*	2
900	Nice Corp. (Japan)	10
2,300	Parker Corp. (Japan)	13
34,095	Rexel SA (France)	908
1,700	Sugimoto & Co. Ltd. (Japan)	26
500	Tsubakimoto Kogyo Co. Ltd. (Japan)	23
		1,345
TRANSPORTATION INFRASTRUCTURE—0.0%
1,802	Ocean Wilsons Holdings Ltd. (Bermuda)	31
91,000	Qilu Expressway Co. Ltd. (China)	22
		53
TOTAL COMMON STOCKS (Cost $173,334)		195,955

EXCHANGE-TRADED FUNDS—0.1%
Shares		Value
(Cost $94)
CAPITAL MARKETS—0.1%
1,269	iShares MSCI EAFE ETF (United States)	$95

PREFERRED STOCKS—0.2%

CHEMICALS—0.0%
1,829	FUCHS SE (Germany)	80
HOUSEHOLD PRODUCTS—0.1%
3,719	Henkel AG & Co. KGaA (Germany)	285
MACHINERY—0.1%
173	KSB SE & Co. KGaA (Germany)	110
TOTAL PREFERRED STOCKS (Cost $405)		475
TOTAL INVESTMENTS—99.7% (Cost $173,833)		196,525
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		524
TOTAL NET ASSETS—100%		$197,049

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2024 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$388	$—	$388
Europe	5,138	100,766	10	105,914
Middle East/Central Asia	3,012	579	—	3,591
North America	6,823	11,815	—	18,638
Pacific Basin	7,524	59,900	—	67,424
Exchange-Traded Funds
North America	95	—	—	95
Preferred Stocks
Europe	—	475	—	475
Total Investments in Securities	$22,592	$173,923	$10	$196,525

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2024. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2024 (000s)	Unrealized Gain/(Loss) as of 01/31/2024 (000s)
Common Stock	$33	$—	$(17)	$—	$(9)	$3	$—	$—	$10	$(11)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/24 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Jaya Bersama Indo Tbk. PT (Indonesia)*	$—	Market Approach	Estimated Recovery Value	IDR 0.00
Wilson ASA (Norway)*.	10	Market Approach	Estimated Recovery Value	NOK 63.00
	$10

*
Non-income producing security
x
Fair valued in accordance with Harbor funds' valuation procedures.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2024, the aggregate value of these securities was $1,301 or 1% of net assets.
IDR
Indonesian Rupiah
NOK
Norwegian Krone
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Growth Fund
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.8%
Shares		Value
AIR FREIGHT & LOGISTICS—1.0%
13,023	DSV AS (Denmark)	$2,330
BANKS—3.6%
180,319	HDFC Bank Ltd. (India)	3,171
270,607	United Overseas Bank Ltd. (Singapore)	5,704
		8,875
BEVERAGES—4.7%
57,948	Anheuser-Busch InBev SA (Belgium)	3,585
22,059	Fomento Economico Mexicano SAB de CV ADR (Mexico)[1]	2,990
23,215	Remy Cointreau SA (France)	2,352
182,464	United Spirits Ltd. (India)	2,385
		11,312
BIOTECHNOLOGY—0.5%
108,243	BeiGene Ltd. (China)*	1,227
BROADLINE RETAIL—5.9%
303,636	Alibaba Group Holding Ltd. (China)	2,723
88,544	Coupang, Inc. (South Korea)*	1,240
3,833	MercadoLibre, Inc. (Brazil)*	6,561
131,636	Prosus NV (China)	3,894
		14,418
CAPITAL MARKETS—1.7%
204,251	Hargreaves Lansdown PLC (United Kingdom)	1,971
71,200	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2,159
		4,130
CHEMICALS—2.5%
18,846	Air Liquide SA (France)	3,526
334,900	Nippon Paint Holdings Co. Ltd. (Japan)	2,638
		6,164
CONSUMER STAPLES DISTRIBUTION & RETAIL—5.1%
27,100	Cosmos Pharmaceutical Corp. (Japan)	2,911
158,820	Jeronimo Martins SGPS SA (Portugal)	3,612
658,387	Raia Drogasil SA (Brazil)	3,362
591,104	Wal-Mart de Mexico SAB de CV (Mexico)	2,442
		12,327
ELECTRICAL EQUIPMENT—0.5%
55,700	Contemporary Amperex Technology Co. Ltd. Class A (China)	1,177
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.9%
7,340	Keyence Corp. (Japan)	3,284
189,480	Murata Manufacturing Co. Ltd. (Japan)	3,826
		7,110
ENTERTAINMENT—1.5%
16,783	Spotify Technology SA (United States)*	3,614
FINANCIAL SERVICES—6.1%
2,399	Adyen NV (Netherlands)*,2	3,009
35,988	EXOR NV (Netherlands)	3,482
225,028	Investor AB Class B (Sweden)	5,298
110,427	Jio Financial Services Ltd. (India)*	330
267,672	Wise PLC Class A (United Kingdom)*	2,730
		14,849
GROUND TRANSPORTATION—1.3%
38,174	Canadian Pacific Kansas City Ltd. (Canada)	3,072
HEALTH CARE EQUIPMENT & SUPPLIES—3.5%
8,168	Cochlear Ltd. (Australia)	1,621
258,380	Olympus Corp. (Japan)	3,825

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
56,840	Sysmex Corp. (Japan)	$3,079
		8,525
HOTELS, RESTAURANTS & LEISURE—1.8%
40,186	MakeMyTrip Ltd. (India)*	2,226
510,755	Trainline PLC (United Kingdom)*,2	2,137
		4,363
HOUSEHOLD PRODUCTS—1.1%
79,200	Unicharm Corp. (Japan)	2,725
INSURANCE—1.9%
405,360	AIA Group Ltd. (Hong Kong)	3,179
315,600	Ping An Insurance Group Co. of China Ltd. Class H (China)	1,327
		4,506
INTERACTIVE MEDIA & SERVICES—4.4%
579,787	Auto Trader Group PLC (United Kingdom)[2]	5,334
562,200	LY Corp. (Japan)	1,749
525,630	Rightmove PLC (United Kingdom)	3,720
		10,803
IT SERVICES—2.3%
71,083	Shopify, Inc. Class A (Canada)*	5,692
LEISURE PRODUCTS—2.2%
24,235	Games Workshop Group PLC (United Kingdom)	3,036
16,980	Shimano, Inc. (Japan)	2,438
		5,474
LIFE SCIENCES TOOLS & SERVICES—3.5%
8,036	Lonza Group AG (Switzerland)	3,929
3,784	Mettler-Toledo International, Inc. (United States)*	4,530
		8,459
MACHINERY—8.5%
395,744	Atlas Copco AB Class A (Sweden)	6,316
183,760	Epiroc AB Class B (Sweden)	2,865
8,480	SMC Corp. (Japan)	4,720
341,800	Techtronic Industries Co. Ltd. (Hong Kong)	3,630
135,942	Weir Group PLC (United Kingdom)	3,125
		20,656
METALS & MINING—0.8%
67,609	BHP Group Ltd. (Australia)	2,068
OIL, GAS & CONSUMABLE FUELS—1.4%
99,151	Reliance Industries Ltd. (India)	3,403
PASSENGER AIRLINES—1.0%
19,089	Ryanair Holdings PLC ADR (Italy)[1]	2,550
PERSONAL CARE PRODUCTS—1.8%
27,740	Kao Corp. (Japan)	1,097
116,620	Shiseido Co. Ltd. (Japan)	3,251
		4,348
PROFESSIONAL SERVICES—4.4%
735,100	Centre Testing International Group Co. Ltd. Class A (China)	1,203
111,904	Experian PLC (United Kingdom)	4,658
37,414	Intertek Group PLC (United Kingdom)	2,124
69,100	Recruit Holdings Co. Ltd. (Japan)	2,729
		10,714
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—10.2%
9,067	ASML Holding NV (Netherlands)	7,866

⬤

Harbor International Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
91,000	Silergy Corp. (China)	$1,120
7,874	SOITEC (France)*	1,138
97,918	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	11,061
19,300	Tokyo Electron Ltd. (Japan)	3,582
		24,767
SOFTWARE—3.1%
29,111	Nemetschek SE (Germany)	2,686
22,906	Topicus.com, Inc. (Netherlands)*	1,772
41,624	Xero Ltd. (New Zealand)*	2,979
		7,437
TEXTILES, APPAREL & LUXURY GOODS—6.0%
6,950	adidas AG (Germany)	1,312
89,251	Burberry Group PLC (United Kingdom)	1,470
32,792	Cie Financiere Richemont SA Class A (Switzerland)	4,871
4,427	Kering SA (France)	1,818
324,400	Li Ning Co. Ltd. (China)	693
5,206	LVMH Moet Hennessy Louis Vuitton SE (France)	4,332
		14,496

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—2.6%
45,930	Ashtead Group PLC (United Kingdom)	$3,003
21,839	IMCD NV (Netherlands)	3,334
		6,337
TOTAL COMMON STOCKS (Cost $176,615)		$237,928

PREFERRED STOCKS—1.9%

(Cost $1,258)
LIFE SCIENCES TOOLS & SERVICES—1.9%
12,400	Sartorius AG (Germany)	4,524
TOTAL INVESTMENTS—99.7% (Cost $177,873)		242,452
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		697
TOTAL NET ASSETS—100%		$243,149

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2024 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$4,322	$100,970	$—	$105,292
Latin America	15,354	—	—	15,354
Middle East/Central Asia	3,466	9,289	—	12,755
North America	16,908	—	—	16,908
Pacific Basin	11,061	76,558	—	87,619
Preferred Stocks
Europe	—	4,524	—	4,524
Total Investments in Securities	$51,111	$191,341	$—	$242,452
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2024, the aggregate value of these securities was $10,480 or 4% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.5%
Shares		Value
AIR FREIGHT & LOGISTICS—3.2%
166,177	Sankyu, Inc. (Japan)	$6,212
13,969,817	Singapore Post Ltd. (Singapore)	4,264
		10,476
AUTOMOBILE COMPONENTS—1.0%
2,560,730	Johnson Electric Holdings Ltd. (Hong Kong)	3,358
BANKS—1.4%
2,383,787	Virgin Money U.K. PLC (United Kingdom)	4,708
BEVERAGES—1.0%
1,745,278	C&C Group PLC (Ireland)	3,388
BUILDING PRODUCTS—2.7%
1,137,091	Genuit Group PLC (United Kingdom)	6,081
1,026,699	Reliance Worldwide Corp. Ltd. (United States)	2,807
		8,888
CAPITAL MARKETS—1.9%
2,558,058	TP ICAP Group PLC (United Kingdom)	6,061
CHEMICALS—2.5%
12,643	Solvay SA (Belgium)	346
198,447	Tosoh Corp. (Japan)	2,559
302,780	Victrex PLC (United Kingdom)	5,213
		8,118
COMMERCIAL SERVICES & SUPPLIES—5.5%
326,906	ISS AS (Denmark)	6,186
192,169	Loomis AB (Sweden)	5,261
3,018,668	Serco Group PLC (United Kingdom)	6,587
		18,034
CONSTRUCTION & ENGINEERING—1.8%
409,358	Raito Kogyo Co. Ltd. (Japan)	5,722
CONSUMER FINANCE—1.7%
72,669	Cembra Money Bank AG (Switzerland)	5,603
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.5%
400,458	Qol Holdings Co. Ltd. (Japan)	4,808
CONTAINERS & PACKAGING—5.3%
473,648	Fuji Seal International, Inc. (Japan)	5,586
150,216	Huhtamaki OYJ (Finland)	5,896
562,681	Transcontinental, Inc. Class A (Canada)	5,662
		17,144
DISTRIBUTORS—4.9%
1,352,089	Bapcor Ltd. (Australia)	4,949
670,987	Inchcape PLC (United Kingdom)	5,778
171,348	PALTAC Corp. (Japan)	5,217
		15,944
ELECTRICAL EQUIPMENT—1.5%
131,146	Mersen SA (France)	4,757
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—7.6%
486,699	Anritsu Corp. (Japan)	3,854
63,640	Landis & Gyr Group AG (Switzerland)	5,218
398,767	Optex Group Co. Ltd. (Japan)	4,952
456,653	Topcon Corp. (Japan)	5,247
554,490	Venture Corp. Ltd. (Singapore)	5,524
		24,795
FINANCIAL SERVICES—1.4%
855,091	Illimity Bank SpA (Italy)*	4,717

COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—6.0%
147,215	Ariake Japan Co. Ltd. (Japan)	$4,721
2,672,712	Aryzta AG (Switzerland)*	4,797
215,943	AustAsia Group Ltd. (China)*	39
982,162	Elders Ltd. (Australia)	5,738
245,102	Glanbia PLC (Ireland)	4,389
		19,684
GAS UTILITIES—1.7%
218,797	Rubis SCA (France)	5,533
GROUND TRANSPORTATION—1.5%
1,115,063	Redde Northgate PLC (United Kingdom)	5,007
HEALTH CARE EQUIPMENT & SUPPLIES—6.4%
313,504	Ansell Ltd. (Australia)	4,931
1,307,358	Arjo AB Class B (Sweden)	6,119
393,960	Eiken Chemical Co. Ltd. (Japan)	4,910
109,720	Jeol Ltd. (Japan)	5,016
		20,976
HEALTH CARE PROVIDERS & SERVICES—1.4%
247,255	Fagron (Belgium)	4,452
HOTELS, RESTAURANTS & LEISURE—1.9%
358,871	Resorttrust, Inc. (Japan)	6,238
INSURANCE—6.0%
128,921	ASR Nederland NV (Netherlands)	6,076
418,156	Coface SA (France)	5,650
1,440,501	Direct Line Insurance Group PLC (United Kingdom)*	3,074
2,243,858	Mapfre SA (Spain)	4,941
		19,741
IT SERVICES—1.8%
248,790	TietoEVRY OYJ (Finland)	5,773
LEISURE PRODUCTS—1.9%
239,689	Spin Master Corp. (Canada)[1]	6,165
MACHINERY—9.2%
191,468	Construcciones y Auxiliar de Ferrocarriles SA (Spain)	6,881
660,241	Husqvarna AB Class B (Sweden)	5,136
372,226	METAWATER Co. Ltd. (Japan)	5,425
1,009,813	Morgan Advanced Materials PLC (United Kingdom)	3,458
237,540	Nabtesco Corp. (Japan)	4,566
274,482	Norma Group SE (Germany)	4,464
		29,930
MEDIA—3.0%
189,697	Criteo SA ADR (France)*,2	4,919
130,704	RTL Group SA (Luxembourg)	5,023
		9,942
PERSONAL CARE PRODUCTS—1.7%
703,653	Ontex Group NV (Belgium)*	5,560
PROFESSIONAL SERVICES—1.8%
271,776	Tinexta SpA (Italy)	5,747
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
3,001,200	ESR Group Ltd. (China)[1]	3,836
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.5%
511,701	X-FAB Silicon Foundries SE (Belgium)*,1	4,926
SOFTWARE—3.0%
422,140	Computer Engineering & Consulting Ltd. (Japan)	4,677

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
759,347	TomTom NV (Netherlands)*	$5,141
		9,818
TEXTILES, APPAREL & LUXURY GOODS—1.7%
6,188,862	Coats Group PLC (United Kingdom)	5,623
TRADING COMPANIES & DISTRIBUTORS—1.9%
826,857	BOC Aviation Ltd. (China)[1]	6,199
TOTAL COMMON STOCKS (Cost $319,351)		321,671
TOTAL INVESTMENTS—98.5% (Cost $319,351)		321,671
CASH AND OTHER ASSETS, LESS LIABILITIES—1.5%		4,900
TOTAL NET ASSETS—100%		$326,571

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2024 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$6,395	$182,094	$—	$188,489
North America	11,828	2,807	—	14,635
Pacific Basin	—	118,547	—	118,547
Total Investments in Securities	$18,223	$303,448	$—	$321,671
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2024, the aggregate value of these securities was $21,126 or 6% of net assets.
2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.6%
Shares		Value
AEROSPACE & DEFENSE—2.1%
149,600	General Dynamics Corp.	$39,643
AUTOMOBILE COMPONENTS—1.8%
2,088,800	Cie Generale des Etablissements Michelin SCA ADR (France)[1]	34,632
BANKS—8.1%
365,100	Commerce Bancshares, Inc.	19,029
263,200	Cullen/Frost Bankers, Inc.	27,931
3,235,000	Mitsubishi UFJ Financial Group, Inc. ADR (Japan)[1]	30,247
232,600	PNC Financial Services Group, Inc.	35,171
1,044,500	U.S. Bancorp	43,389
		155,767
BEVERAGES—3.9%
680,000	Coca-Cola Co.	40,453
140,000	Constellation Brands, Inc. Class A	34,311
		74,764
BIOTECHNOLOGY—2.8%
171,000	Amgen, Inc.	53,738
CAPITAL MARKETS—5.4%
148,000	Ameriprise Financial, Inc.	57,251
373,000	Blackstone, Inc.	46,420
		103,671
CHEMICALS—6.9%
1,084,000	Corteva, Inc.	49,300
211,800	Ecolab, Inc.	41,983
394,000	RPM International, Inc.	42,024
		133,307
COMMERCIAL SERVICES & SUPPLIES—0.2%
60,000	Veralto Corp.	4,601
CONSTRUCTION MATERIALS—3.2%
123,000	Martin Marietta Materials, Inc.	62,536
CONSUMER FINANCE—2.6%
378,300	Capital One Financial Corp.	51,192
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.0%
475,000	Sysco Corp.	38,442
ELECTRIC UTILITIES—1.9%
626,000	Xcel Energy, Inc.	37,479
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.0%
92,000	Teledyne Technologies, Inc. *	38,499
GAS UTILITIES—2.3%
383,000	Atmos Energy Corp.	43,639
HEALTH CARE EQUIPMENT & SUPPLIES—3.6%
497,000	Alcon, Inc. (Switzerland)	37,330
371,000	Medtronic PLC	32,477
		69,807

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—6.0%
444,000	Lennar Corp. Class A	$66,533
7,126	Lennar Corp. Class B	989
494,000	Sony Group Corp. ADR (Japan)[1]	48,289
		115,811
HOUSEHOLD PRODUCTS—2.0%
252,000	Procter & Gamble Co.	39,599
INDUSTRIAL CONGLOMERATES—2.1%
203,700	Honeywell International, Inc.	41,200
LIFE SCIENCES TOOLS & SERVICES—2.4%
193,000	Danaher Corp.	46,303
MACHINERY—7.3%
261,700	Oshkosh Corp.	28,813
146,500	Parker-Hannifin Corp.	68,049
383,000	Xylem, Inc.	43,065
		139,927
OIL, GAS & CONSUMABLE FUELS—4.3%
1,544,000	Coterra Energy, Inc.	38,414
306,900	Phillips 66	44,289
		82,703
PHARMACEUTICALS—2.6%
410,000	Merck & Co., Inc.	49,520
RESIDENTIAL REITS—1.7%
480,000	Equity LifeStyle Properties, Inc.	32,491
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.3%
632,000	Microchip Technology, Inc.	53,834
322,000	QUALCOMM, Inc.	47,820
		101,654
SOFTWARE—13.6%
115,000	Adobe, Inc. *	71,045
162,000	ANSYS, Inc. *	53,108
195,000	Autodesk, Inc. *	49,493
223,200	Microsoft Corp.	88,740
		262,386
SPECIALIZED REITS—1.5%
261,200	Crown Castle, Inc.	28,275
TOTAL COMMON STOCKS (Cost $1,176,126)		1,881,586
TOTAL INVESTMENTS—97.6% (Cost $1,176,126)		1,881,586
CASH AND OTHER ASSETS, LESS LIABILITIES—2.4%		45,615
TOTAL NET ASSETS—100%		$1,927,201

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.9%
Shares		Value
AEROSPACE & DEFENSE—6.3%
8,445	General Dynamics Corp.	$2,238
23,014	Hexcel Corp.	1,528
78,967	Spirit AeroSystems Holdings, Inc. Class A*	2,168
15,178	Woodward, Inc.	2,091
		8,025
BANKS—1.4%
126,012	KeyCorp	1,831
BUILDING PRODUCTS—2.5%
47,305	Masco Corp.	3,183
CAPITAL MARKETS—7.9%
21,011	Houlihan Lokey, Inc.	2,517
21,040	Intercontinental Exchange, Inc.	2,679
23,304	Raymond James Financial, Inc.	2,568
31,517	Stifel Financial Corp.	2,299
		10,063
CHEMICALS—3.5%
9,606	Albemarle Corp.	1,102
20,953	Eastman Chemical Co.	1,751
28,528	Scotts Miracle-Gro Co.	1,605
		4,458
COMMERCIAL SERVICES & SUPPLIES—4.1%
23,130	Republic Services, Inc.	3,958
25,655	Stericycle, Inc. *	1,231
		5,189
COMMUNICATIONS EQUIPMENT—1.3%
29,921	Lumentum Holdings, Inc. *	1,644
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.5%
24,320	Sysco Corp.	1,968
CONTAINERS & PACKAGING—2.4%
9,925	Packaging Corp. of America	1,646
40,920	Sealed Air Corp.	1,414
		3,060
ELECTRICAL EQUIPMENT—1.4%
48,408	Sensata Technologies Holding PLC	1,751
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.4%
15,700	Arrow Electronics, Inc. *	1,745
17,325	Keysight Technologies, Inc. *	2,655
		4,400
ENERGY EQUIPMENT & SERVICES—2.0%
43,880	ChampionX Corp.	1,203
34,506	Helmerich & Payne, Inc.	1,389
		2,592
FINANCIAL SERVICES—1.7%
16,281	Global Payments, Inc.	2,169
GROUND TRANSPORTATION—1.9%
66,662	CSX Corp.	2,380
HEALTH CARE EQUIPMENT & SUPPLIES—1.3%
45,912	DENTSPLY SIRONA, Inc.	1,595
HEALTH CARE PROVIDERS & SERVICES—3.6%
10,592	Cencora, Inc.	2,465
9,577	Laboratory Corp. of America Holdings	2,129
		4,594

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—2.3%
17,761	Darden Restaurants, Inc.	$2,888
HOUSEHOLD DURABLES—2.3%
20,692	DR Horton, Inc.	2,957
INDUSTRIAL REITS—1.4%
67,156	Americold Realty Trust, Inc.	1,847
INSURANCE—6.3%
15,787	Progressive Corp.	2,814
16,107	Reinsurance Group of America, Inc.	2,801
10,505	RenaissanceRe Holdings Ltd. (Bermuda)	2,404
		8,019
IT SERVICES—2.5%
25,684	Akamai Technologies, Inc. *	3,165
LIFE SCIENCES TOOLS & SERVICES—3.1%
17,645	Agilent Technologies, Inc.	2,295
5,281	Bio-Rad Laboratories, Inc. Class A*	1,695
		3,990
MACHINERY—5.0%
7,342	Cummins, Inc.	1,757
14,743	Dover Corp.	2,208
8,358	Snap-on, Inc.	2,423
		6,388
MULTI-UTILITIES—1.3%
20,634	WEC Energy Group, Inc.	1,666
OFFICE REITS—1.2%
22,549	Boston Properties, Inc.	1,500
OIL, GAS & CONSUMABLE FUELS—2.4%
80,041	Coterra Energy, Inc.	1,991
28,702	Murphy Oil Corp.	1,111
		3,102
PHARMACEUTICALS—1.6%
39,788	Catalent, Inc. *	2,055
PROFESSIONAL SERVICES—1.7%
10,621	Broadridge Financial Solutions, Inc.	2,169
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.3%
34,564	CBRE Group, Inc. Class A*	2,983
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.6%
11,985	Applied Materials, Inc.	1,969
27,628	Entegris, Inc.	3,252
18,254	Skyworks Solutions, Inc.	1,907
		7,128
SOFTWARE—4.9%
8,126	ANSYS, Inc. *	2,664
6,733	Synopsys, Inc. *	3,591
		6,255
SPECIALIZED REITS—1.5%
8,300	SBA Communications Corp.	1,858
SPECIALTY RETAIL—3.2%
19,908	TJX Cos., Inc.	1,890
4,353	Ulta Beauty, Inc. *	2,185
		4,075

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—3.1%
52,848	Air Lease Corp.	$2,209
14,104	GATX Corp.	1,730
		3,939
TOTAL COMMON STOCKS (Cost $110,752)		124,886
TOTAL INVESTMENTS—97.9% (Cost $110,752)		124,886
CASH AND OTHER ASSETS, LESS LIABILITIES—2.1%		2,696
TOTAL NET ASSETS—100%		$127,582

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.2%
Shares		Value
AEROSPACE & DEFENSE—1.7%
3,700	Huntington Ingalls Industries, Inc.	$958
6,535	Moog, Inc. Class A	914
34,600	Textron, Inc.	2,931
		4,803
AUTOMOBILE COMPONENTS—1.0%
30,600	American Axle & Manufacturing Holdings, Inc. *	248
36,000	BorgWarner, Inc.	1,220
68,900	Goodyear Tire & Rubber Co. *	960
7,200	Phinia, Inc.	218
		2,646
AUTOMOBILES—1.1%
62,200	Harley-Davidson, Inc.	2,018
9,800	Thor Industries, Inc.	1,108
		3,126
BANKS—4.2%
83,200	Citizens Financial Group, Inc.	2,721
71,500	Fifth Third Bancorp	2,448
114,600	KeyCorp	1,665
147,700	Regions Financial Corp.	2,758
45,500	Zions Bancorp NA	1,906
		11,498
BEVERAGES—1.4%
63,900	Molson Coors Beverage Co. Class B	3,948
BIOTECHNOLOGY—1.8%
24,900	Incyte Corp. *	1,463
121,700	Ironwood Pharmaceuticals, Inc. *	1,727
8,800	United Therapeutics Corp. *	1,890
		5,080
BROADLINE RETAIL—1.2%
30,000	eBay, Inc.	1,232
20,400	Kohl’s Corp.	526
82,300	Macy’s, Inc.	1,505
		3,263
BUILDING PRODUCTS—1.6%
29,300	Owens Corning	4,440
CAPITAL MARKETS—3.5%
9,700	Ameriprise Financial, Inc.	3,752
60,800	Bank of New York Mellon Corp.	3,372
34,300	State Street Corp.	2,534
		9,658
CHEMICALS—2.0%
36,300	Chemours Co.	1,095
14,300	Eastman Chemical Co.	1,195
48,500	Koppers Holdings, Inc.	2,481
8,800	LyondellBasell Industries NV Class A	828
		5,599
CONSUMER FINANCE—3.4%
110,800	Ally Financial, Inc.	4,064
10,900	Discover Financial Services	1,150
133,400	Navient Corp.	2,297
46,400	Synchrony Financial	1,804
		9,315
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.3%
9,700	Ingles Markets, Inc. Class A	817
87,900	Kroger Co.	4,056

COMMON STOCKS—Continued
Shares		Value
CONSUMER STAPLES DISTRIBUTION & RETAIL—Continued
71,500	Sprouts Farmers Market, Inc. *	$3,601
31,500	Walgreens Boots Alliance, Inc.	711
		9,185
CONTAINERS & PACKAGING—2.0%
33,400	Berry Global Group, Inc.	2,186
21,200	Greif, Inc. Class A	1,327
78,400	O-I Glass, Inc. *	1,142
18,500	Silgan Holdings, Inc.	850
		5,505
DIVERSIFIED CONSUMER SERVICES—0.6%
36,800	H&R Block, Inc.	1,724
DIVERSIFIED REITS—0.4%
46,900	American Assets Trust, Inc.	1,052
ELECTRIC UTILITIES—1.2%
62,300	NRG Energy, Inc.	3,304
ELECTRICAL EQUIPMENT—1.8%
20,200	Atkore, Inc. *	3,081
8,200	Encore Wire Corp.	1,849
		4,930
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.7%
23,300	Arrow Electronics, Inc. *	2,590
24,200	Avnet, Inc.	1,096
38,500	Jabil, Inc.	4,824
4,500	Methode Electronics, Inc.	93
31,200	Sanmina Corp. *	1,866
10,300	TD SYNNEX Corp.	1,030
69,800	Vishay Intertechnology, Inc.	1,517
		13,016
FINANCIAL SERVICES—3.4%
79,987	Banco Latinoamericano de Comercio Exterior SA (Panama)	1,924
132,900	MGIC Investment Corp.	2,637
11,800	PennyMac Financial Services, Inc.	1,029
77,000	Radian Group, Inc.	2,231
117,600	Western Union Co.	1,478
		9,299
FOOD PRODUCTS—2.3%
24,900	Archer-Daniels-Midland Co.	1,384
12,100	Bunge Global SA	1,066
47,700	Conagra Brands, Inc.	1,391
23,800	Ingredion, Inc.	2,560
		6,401
GAS UTILITIES—1.0%
37,500	National Fuel Gas Co.	1,769
47,700	UGI Corp.	1,056
		2,825
GROUND TRANSPORTATION—1.1%
26,268	Ryder System, Inc.	2,983
HEALTH CARE PROVIDERS & SERVICES—4.3%
41,800	Cardinal Health, Inc.	4,564
33,800	Centene Corp. *	2,545
10,500	DaVita, Inc. *	1,136
4,600	McKesson Corp.	2,300
8,200	Universal Health Services, Inc. Class B	1,302
		11,847

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE REITS—1.0%
114,400	Medical Properties Trust, Inc.	$355
45,700	Omega Healthcare Investors, Inc.	1,325
80,100	Sabra Health Care REIT, Inc.	1,069
		2,749
HOTEL & RESORT REITS—0.3%
102,411	Service Properties Trust	792
HOTELS, RESTAURANTS & LEISURE—0.5%
56,500	Bloomin' Brands, Inc.	1,504
HOUSEHOLD DURABLES—4.7%
49,557	Ethan Allen Interiors, Inc.	1,444
11,400	Meritage Homes Corp.	1,888
45,300	PulteGroup, Inc.	4,736
34,500	Toll Brothers, Inc.	3,427
13,300	Whirlpool Corp.	1,457
		12,952
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.5%
102,900	Vistra Corp.	4,222
INSURANCE—7.2%
37,800	Aflac, Inc.	3,188
9,200	American Financial Group, Inc.	1,108
45,280	American International Group, Inc.	3,147
15,900	First American Financial Corp.	959
54,600	Hartford Financial Services Group, Inc.	4,748
35,800	Lincoln National Corp.	983
129,100	Old Republic International Corp.	3,620
20,900	Universal Insurance Holdings, Inc.	347
37,000	Unum Group	1,789
		19,889
IT SERVICES—0.6%
73,300	DXC Technology Co. *	1,598
LEISURE PRODUCTS—0.6%
19,500	Brunswick Corp.	1,573
MACHINERY—8.9%
32,700	AGCO Corp.	4,000
55,400	Allison Transmission Holdings, Inc.	3,354
81,300	CNH Industrial NV	975
17,600	Cummins, Inc.	4,212
66,900	Gates Industrial Corp. PLC *	862
36,600	Mueller Industries, Inc.	1,757
22,600	PACCAR, Inc.	2,269
15,100	Snap-on, Inc.	4,378
22,700	Timken Co.	1,859
70,400	Titan International, Inc. *	1,039
		24,705
MEDIA—2.2%
64,500	Fox Corp. Class A	2,083
15,600	Nexstar Media Group, Inc.	2,772
78,300	TEGNA, Inc.	1,221
		6,076
METALS & MINING—0.8%
7,420	Reliance Steel & Aluminum Co.	2,118
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.3%
41,650	Annaly Capital Management, Inc.	799
OFFICE REITS—0.8%
99,400	Brandywine Realty Trust	471
240,078	Franklin Street Properties Corp.	590

COMMON STOCKS—Continued
Shares		Value
OFFICE REITS—Continued
52,750	Office Properties Income Trust	$194
138,248	Piedmont Office Realty Trust, Inc. Class A	940
		2,195
OIL, GAS & CONSUMABLE FUELS—5.3%
48,800	APA Corp.	1,529
5,700	Chord Energy Corp.	877
33,200	Devon Energy Corp.	1,395
42,400	HF Sinclair Corp.	2,395
18,300	Marathon Petroleum Corp.	3,031
19,500	Phillips 66	2,814
13,200	Scorpio Tankers, Inc. (Monaco)	933
10,700	Valero Energy Corp.	1,486
3,636	Vitesse Energy, Inc.	76
		14,536
PAPER & FOREST PRODUCTS—0.4%
20,900	Sylvamo Corp.	970
PASSENGER AIRLINES—1.4%
36,000	Alaska Air Group, Inc. *	1,290
33,100	Delta Air Lines, Inc.	1,296
31,500	United Airlines Holdings, Inc. *	1,303
		3,889
PHARMACEUTICALS—2.1%
26,800	Jazz Pharmaceuticals PLC *	3,289
13,800	Prestige Consumer Healthcare, Inc. *	849
142,800	Viatris, Inc.	1,681
		5,819
PROFESSIONAL SERVICES—1.2%
27,500	ManpowerGroup, Inc.	2,039
19,800	SS&C Technologies Holdings, Inc.	1,208
		3,247
RETAIL REITS—2.5%
121,600	Brixmor Property Group, Inc.	2,729
12,900	Simon Property Group, Inc.	1,788
95,800	SITE Centers Corp.	1,276
41,000	Tanger, Inc.	1,103
		6,896
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.4%
78,700	Amkor Technology, Inc.	2,492
45,900	Photronics, Inc. *	1,341
		3,833
SOFTWARE—0.6%
55,300	Dropbox, Inc. Class A*	1,752
SPECIALTY RETAIL—3.1%
16,400	Best Buy Co., Inc.	1,189
9,500	Dick’s Sporting Goods, Inc.	1,416
27,500	Foot Locker, Inc.	774
6,800	Group 1 Automotive, Inc.	1,769
36,200	ODP Corp. *	1,851
11,200	Penske Automotive Group, Inc.	1,662
		8,661
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.2%
147,900	HP, Inc.	4,246
93,900	Xerox Holdings Corp.	1,734
		5,980

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—0.6%
16,000	Capri Holdings Ltd. *	$780
28,100	G-III Apparel Group Ltd. *	845
		1,625
TOTAL COMMON STOCKS (Cost $225,114)		273,827
TOTAL INVESTMENTS—99.2% (Cost $225,114)		273,827
CASH AND OTHER ASSETS, LESS LIABILITIES—0.8%		2,277
TOTAL NET ASSETS—100%		$276,104

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—96.7%
Shares		Value
AEROSPACE & DEFENSE—1.0%
190,776	Hexcel Corp.	$12,666
BANKS—1.2%
153,550	Wintrust Financial Corp.	14,891
BIOTECHNOLOGY—14.0%
950,090	89bio, Inc. *	9,406
734,287	Alkermes PLC *	19,862
406,580	Ascendis Pharma AS ADR (Denmark)*,1	52,827
416,770	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	7,273
356,290	Cerevel Therapeutics Holdings, Inc. *	14,928
274,309	MoonLake Immunotherapeutics *	15,328
854,223	Mural Oncology PLC *	3,750
773,055	Rocket Pharmaceuticals, Inc. *	22,210
372,021	Vaxcyte, Inc. *	26,570
145,349	Xenon Pharmaceuticals, Inc. (Canada)*	6,573
		178,727
BUILDING PRODUCTS—3.4%
245,830	AAON, Inc.	17,247
664,490	AZEK Co., Inc. *	25,623
		42,870
CHEMICALS—3.4%
545,950	Avient Corp.	19,769
724,980	Axalta Coating Systems Ltd. *	23,504
		43,273
COMMERCIAL SERVICES & SUPPLIES—2.3%
341,440	Casella Waste Systems, Inc. Class A*	29,138
COMMUNICATIONS EQUIPMENT—3.0%
234,200	Calix, Inc. *	7,771
86,043	F5, Inc. *	15,806
257,910	Lumentum Holdings, Inc. *	14,169
		37,746
CONSTRUCTION & ENGINEERING—3.5%
104,580	Comfort Systems USA, Inc.	22,743
458,429	WillScot Mobile Mini Holdings Corp. *	21,684
		44,427
ELECTRICAL EQUIPMENT—1.8%
210,940	NEXTracker, Inc. Class A*	9,549
363,370	Sensata Technologies Holding PLC	13,143
		22,692
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.1%
120,310	Fabrinet (Thailand)*	25,688
144,020	Insight Enterprises, Inc. *	26,606
		52,294
ENERGY EQUIPMENT & SERVICES—2.2%
407,030	ChampionX Corp.	11,157
1,566,236	Patterson-UTI Energy, Inc.	17,369
		28,526
FINANCIAL SERVICES—5.6%
877,638	Flywire Corp. *	18,755
1,308,596	Marqeta, Inc. Class A*	7,865
335,680	Shift4 Payments, Inc. Class A*	24,105
103,471	WEX, Inc. *	21,148
		71,873
GROUND TRANSPORTATION—1.7%
49,350	Saia, Inc. *	22,236

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—5.9%
323,380	Haemonetics Corp. *	$24,726
81,090	Inspire Medical Systems, Inc. *	17,100
147,783	iRhythm Technologies, Inc. *	17,701
316,620	Lantheus Holdings, Inc. *	16,442
		75,969
HEALTH CARE PROVIDERS & SERVICES—2.3%
948,317	Option Care Health, Inc. *	29,625
HOTELS, RESTAURANTS & LEISURE—4.9%
171,722	Churchill Downs, Inc.	20,773
126,300	Texas Roadhouse, Inc.	15,878
91,290	Wingstop, Inc.	25,663
		62,314
HOUSEHOLD DURABLES—4.7%
216,033	M/I Homes, Inc. *	27,527
196,537	Meritage Homes Corp.	32,548
		60,075
INDUSTRIAL REITS—2.3%
295,350	Rexford Industrial Realty, Inc.	15,532
364,260	STAG Industrial, Inc.	13,456
		28,988
INSURANCE—4.8%
73,254	Kinsale Capital Group, Inc.	29,124
203,286	Palomar Holdings, Inc. *	12,171
84,422	Primerica, Inc.	19,768
		61,063
LEISURE PRODUCTS—0.2%
49,691	BRP, Inc.	3,136
LIFE SCIENCES TOOLS & SERVICES—1.2%
49,499	Bio-Rad Laboratories, Inc. Class A*	15,884
MACHINERY—4.8%
291,364	ITT, Inc.	35,191
119,430	Lincoln Electric Holdings, Inc.	26,540
		61,731
OIL, GAS & CONSUMABLE FUELS—1.8%
705,480	Northern Oil & Gas, Inc.	23,634
PHARMACEUTICALS—2.1%
429,400	Cymabay Therapeutics, Inc. *	10,095
1,019,980	Innoviva, Inc. *	16,524
		26,619
PROFESSIONAL SERVICES—1.7%
318,838	WNS Holdings Ltd. ADR (India)*,1	22,111
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.0%
82,803	Camtek Ltd. (Israel)*	6,446
55,506	Ichor Holdings Ltd. *	2,009
150,446	Impinj, Inc. *	14,590
84,104	Kulicke & Soffa Industries, Inc. (Singapore)	4,232
87,743	Nova Ltd. (Israel)*	12,706
67,796	Universal Display Corp.	11,510
		51,493
SOFTWARE—8.0%
1,211,551	CCC Intelligent Solutions Holdings, Inc. *	13,315
323,490	Dynatrace, Inc. *	18,439
833,549	Samsara, Inc. Class A*	26,173
625,050	Smartsheet, Inc. Class A*	28,108

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
331,690	Tenable Holdings, Inc. *	$15,623
		101,658
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.8%
20,386	Super Micro Computer, Inc. *	10,797
TOTAL COMMON STOCKS (Cost $1,032,022)		1,236,456
TOTAL INVESTMENTS—96.7% (Cost $1,032,022)		1,236,456
CASH AND OTHER ASSETS, LESS LIABILITIES—3.3%		41,998
TOTAL NET ASSETS—100%		$1,278,454

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2024 (000s)	Unrealized Gain/(Loss) as of 01/31/2024 (000s)
Common Stock	$6,370	$203	$(11,573)	$—	$2,258	$2,742	$—	$—	$—	$—

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.8%
Shares		Value
AEROSPACE & DEFENSE—6.6%
743,816	AAR Corp. *	$45,239
725,837	Hexcel Corp.	48,188
308,211	Moog, Inc. Class A	43,088
		136,515
BANKS—12.2%
754,603	Enterprise Financial Services Corp.	31,414
1,034,561	First Merchants Corp.	34,978
745,357	Heartland Financial USA, Inc.	26,438
555,807	SouthState Corp.	46,188
1,329,416	Trustmark Corp.	35,881
1,071,033	United Bankshares, Inc.	38,397
1,413,147	United Community Banks, Inc.	38,635
		251,931
CAPITAL MARKETS—5.3%
626,182	Houlihan Lokey, Inc.	75,004
460,776	Stifel Financial Corp.	33,614
		108,618
CHEMICALS—3.4%
533,719	Cabot Corp.	38,481
558,889	Scotts Miracle-Gro Co.	31,443
		69,924
COMMERCIAL SERVICES & SUPPLIES—2.7%
653,921	Casella Waste Systems, Inc. Class A*	55,806
CONSUMER FINANCE—2.2%
392,455	FirstCash Holdings, Inc.	45,042
ELECTRICAL EQUIPMENT—1.8%
395,024	EnerSys	37,753
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—6.8%
322,594	Advanced Energy Industries, Inc.	33,608
669,331	CTS Corp.	27,483
152,051	Littelfuse, Inc.	36,781
607,689	Methode Electronics, Inc.	12,615
305,129	Plexus Corp. *	28,902
		139,389
ENERGY EQUIPMENT & SERVICES—5.8%
1,375,648	Archrock, Inc.	22,478
1,151,168	Core Laboratories, Inc.	18,154
703,594	Expro Group Holdings NV *	12,383
761,281	Helmerich & Payne, Inc.	30,649
1,740,877	Oceaneering International, Inc. *	36,176
		119,840
FOOD PRODUCTS—1.6%
756,144	Darling Ingredients, Inc. *	32,741
GROUND TRANSPORTATION—1.5%
266,603	Ryder System, Inc.	30,278
HEALTH CARE EQUIPMENT & SUPPLIES—4.3%
421,222	CONMED Corp.	40,269
467,453	Integer Holdings Corp. *	47,362
		87,631
HEALTH CARE PROVIDERS & SERVICES—0.9%
1,922,208	Pediatrix Medical Group, Inc. *	17,992
HOTEL & RESORT REITS—0.8%
1,094,149	Pebblebrook Hotel Trust	16,653

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—4.0%
1,085,930	Cheesecake Factory, Inc.	$37,323
344,169	Cracker Barrel Old Country Store, Inc.	26,622
4,586,690	Sabre Corp. *	18,805
		82,750
HOUSEHOLD DURABLES—3.3%
231,159	Helen of Troy Ltd. *	26,468
247,083	Meritage Homes Corp.	40,919
		67,387
INDUSTRIAL REITS—1.9%
1,048,431	STAG Industrial, Inc.	38,729
INSURANCE—3.9%
484,405	Horace Mann Educators Corp.	17,841
302,561	Reinsurance Group of America, Inc.	52,612
407,352	United Fire Group, Inc.	9,129
		79,582
MACHINERY—10.5%
408,380	Albany International Corp. Class A	36,309
1,149,627	Flowserve Corp.	45,905
597,416	Franklin Electric Co., Inc.	56,312
473,104	SPX Technologies, Inc. *	47,613
358,039	Timken Co.	29,327
		215,466
OFFICE REITS—1.2%
1,015,555	COPT Defense Properties	23,927
PROFESSIONAL SERVICES—4.2%
965,727	Parsons Corp. *	62,917
199,824	TriNet Group, Inc. *	22,720
		85,637
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.5%
937,475	Amkor Technology, Inc.	29,680
371,394	Diodes, Inc. *	25,002
241,946	Entegris, Inc.	28,477
1,316,060	FormFactor, Inc. *	51,024
		134,183
SOFTWARE—2.9%
1,198,940	Box, Inc. Class A*	31,149
579,437	Envestnet, Inc. *	29,609
		60,758
SPECIALIZED REITS—1.0%
851,181	Four Corners Property Trust, Inc.	19,926
TEXTILES, APPAREL & LUXURY GOODS—0.5%
1,289,349	Wolverine World Wide, Inc.	10,779
TRADING COMPANIES & DISTRIBUTORS—2.0%
333,382	GATX Corp.	40,889
TOTAL COMMON STOCKS (Cost $1,433,174)		2,010,126
TOTAL INVESTMENTS—97.8% (Cost $1,433,174)		2,010,126
CASH AND OTHER ASSETS, LESS LIABILITIES—2.2%		45,724
TOTAL NET ASSETS—100%		$2,055,850

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Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

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Harbor Funds
Notes to Portfolios of Investments—January 31, 2024 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2024, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Disruptive Innovation Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Core Fund
Harbor International Growth Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Adviser to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations and convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

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Harbor Funds
Notes to Portfolios of Investments—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Adviser as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Capital’s website at harborcapital.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

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